Prospectus

February 1, 2007

Seligman

TargetHorizon ETF Portfolios, Inc.

Asset Allocation Strategies Seeking to Manage Risk Over Time

•	Seligman TargETFund 2045

•	Seligman TargETFund 2035

•	Seligman TargETFund 2025

•	Seligman TargETFund 2015

•	Seligman TargETFund Core

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if any of these Funds are suitable for you.

Seligman TargetHorizon ETF Portfolios, Inc. is based on two processes developed by J. & W. Seligman & Co. Incorporated: Seligman Time Horizon MatrixSM and Seligman HarvesterSM, each an asset-allocation strategy. Seligman Time Horizon Matrix, Seligman Harvester, Seligman TargetHorizon ETF Portfolios, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015, Seligman TargETFund Core, and TargETFund are proprietary service marks of Seligman Advisors, Inc. Seligman Advisors, Inc. also holds a patent on the business methodologies and apparatus for implementing the Seligman Harvester Risk Management System.

ETF1 2/2007

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

The Funds

Overview

J. & W. Seligman & Co. Incorporated (the “Manager”) serves as the investment manager for Seligman TargETFund 2045 (“TargETFund 2045”), Seligman TargETFund 2035 (“TargETFund 2035”), Seligman TargETFund 2025 (“TargETFund 2025”), Seligman TargETFund 2015 (“TargETFund 2015”) and Seligman TargETFund Core (“TargETFund Core”). Each Fund is a separate fund of Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”). The Funds are designed for investors who are seeking to have their asset allocation decisions made by a professional investment manager. TargETFund 2045, TargETFund 2035, TargETFund 2025 and TargETFund 2015 are collectively referred to herein as the “Target Date Funds” and are named in accordance with a calendar year targeted by an investor for retirement or other investment goal. TargETFund Core is primarily intended for a person who is retired, expected to retire within a short time or otherwise intends to seek withdrawals from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity (including real estate securities, e.g., real estate investment trusts (“REITs”)) and fixed-income asset classes.

Asset Allocation Strategies

Each Fund seeks to achieve its investment objective(s) based upon two asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. The foundation for these strategies is the historical observation that the relative risk of various asset classes changes over time. Based on this observation, the Manager believes that time, as well as asset allocation, can be used to diversify risk. The Manager uses both sophisticated statistical techniques and investment judgment to guide the asset allocations of each of the Funds. Extensive analyses of historical performance of asset classes are used to assess the relative risk of various asset allocations over different time periods. A series of questions and answers explaining more about Seligman Time Horizon Matrix and Seligman Harvester, as well as how an investor may invest in the Funds to take advantage of these strategies, appears later in this Prospectus under “Questions and Answers About the Funds.”

The asset allocation for each Fund is strategic. With respect to the Target Date Funds, the longer the time to their respective target year, the greater the emphasis generally on investing in asset classes that historically have provided capital appreciation, although such asset classes have historically experienced short-term volatility greater than asset classes that have historically provided less capital appreciation. In general, for time periods of 10 years or more, the Manager typically will emphasize investments in domestic small- and mid-capitalization equity asset classes and international equity asset classes, including emerging markets. As investment time horizons shorten, the relative risk of stocks and bonds begins to change, and the allocations to asset classes that have historically experienced higher short-term volatility are reduced in favor of an asset allocation that has historically experienced less short-term volatility. In addition, at 20 years or less to the target year, the Target Date Funds will steadily increase emphasis on those asset classes that potentially provide higher income, although capital appreciation will continue to be a consideration. Thus, over time it is expected that the portfolio allocation of each of the Target Date Funds will steadily shift toward less aggressive large- and medium-capitalization and dividend-producing equity asset classes and real estate securities (in the form of REITs), supplemented by an increasing allocation to the domestic fixed-

income asset class. As further described below, TargETFund 2045 and TargETFund 2035 will approximately maintain their allocations (or such other allocations as may be deemed appropriate in the future) until they begin their “migration” process (as further described below), at which time these Funds are intended to become more conservative over time until their respective target years. Typically, Funds with 20 years or more to their target dates will have similar asset allocations. With regard to TargETFund Core, the Manager intends to allocate the Fund’s assets among large- and medium-capitalization equity asset classes (including domestic and international), REITs and the domestic fixed-income asset class.

Each Fund will seek to implement its strategies by investing in securities issued by those investment companies commonly referred to as “exchange-traded funds” or “ETFs”, whose shares are listed and traded on US stock exchanges or otherwise traded in the over-the-counter market. Generally, each ETF seeks to track a securities index or a basket of securities. The Manager believes that investments in ETFs provide each Fund with a cost-effective means of creating a diverse portfolio. A list of the indices tracked by the ETFs that the Funds may purchase begins on page 30 of this Prospectus, although other indices and corresponding ETFs may be used and added from time to time as deemed appropriate by the Manager. The ETFs in which the Funds may invest are referred to herein as “Underlying ETFs.” In addition, in pursuing its investment objective(s), each Fund may also invest directly in U.S. Government securities, high quality short-term debt instruments, cash and cash equivalents.

In a manner consistent with each Fund’s strategic allocation, the Manager will monitor and regularly modify each Fund’s asset allocation as the Manager believes is appropriate based upon its ongoing research or market or other conditions. In the event that the Manager believes such action is warranted, it may make tactical or short term shifts in the weightings of various asset classes. With regard to the Target Date Funds (as further described below), the Manager will undertake a risk management process called “migration” which involves the ongoing reallocation of each Target Date Fund’s investments in a manner that is designed to provide a periodic reduction in the expected volatility and an increase in potential income as the Target Date Funds move ever closer to their respective target year. Each of TargETFund 2045 and TargETFund 2035 will, under normal market conditions, approximately maintain their allocations (or such other allocations as may be deemed appropriate in the future) until the Funds begin migration, at which time they are intended to become more conservative over time until (at their respective target date year) their investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core).

The Manager will attempt to effect changes to the asset allocations of the Funds using capital inflows in order to minimize sales of Underlying ETFs held by the Funds. In addition, the Manager will attempt to correlate required capital outflows (e.g., those necessary to meet redemptions) with modifications to the asset allocations of each of the Funds. By taking such actions, the Manager seeks to minimize (to the extent possible) the realization of capital gains by the Funds and related tax consequences as well as the portfolio turnover of the Funds. However, there can be no assurances that the Manager will be able to effectuate changes to allocations primarily through these actions. In connection with periodic reallocations by the Manager, it is anticipated that the Funds will sell shares of Underlying ETFs they hold, and that such sales could generate capital gains or losses and related tax consequences. For more information, please see “Dividend and Capital Gain Distributions” and “Taxes” below. Such trading activity would also increase a Fund’s expenses due to transaction costs incurred in connection with the sale of Underlying ETFs (i.e., brokerage and related costs).

Investment Objectives and Principal Investment Strategies of the Funds

Seligman TargETFund 2045

Investment Objective

Capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2045 approaches.

Principal Investment Strategies

TargETFund 2045 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2045, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2045. In this respect, under normal market conditions the Fund intends to maintain approximately the allocation described in the pie chart below (or such other allocation as may be deemed appropriate in the future) until 2025 when the TargETFund 2045 is intended to begin its migration process and become more conservative over time until (in 2045) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). During 2045, TargETFund 2045 will be combined with TargETFund Core, and TargETFund 2045 shareholders will automatically become shareholders of TargETFund Core.

As of December 31, 2006, the approximate asset allocation used by the Manager for TargETFund 2045 was as follows:

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2045 consistent with the foregoing asset classes, the Manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2045 to the international equity asset class (which includes emerging markets), the Manager may use Underlying ETFs that seek to replicate the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (the “MSCI EAFE Index®”) or the Morgan Stanley Capital International Emerging Markets Index (the “MSCI Emerging Markets (EM) Index®”) or a combination thereof.

Seligman TargETFund 2035

Investment Objective

Capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2035 approaches.

Principal Investment Strategies

TargETFund 2035 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Under -

lying ETFs to purchase for TargETFund 2035, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2035. In this respect, the Fund intends to maintain approximately the allocation described in the pie chart below (or such other allocation as may be deemed appropriate in the future) until 2015 when the TargETFund 2035 is intended to begin its migration process and become more conservative over time until (in 2035) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). During 2035, TargETFund 2035 will be combined with TargETFund Core, and TargETFund 2035 shareholders will automatically become shareholders of TargETFund Core.

As of December 31, 2006, the approximate asset allocation used by the Manager for TargETFund 2035 was as follows:

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2035 consistent with the foregoing asset classes, the Manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2035 to the domestic small-capitalization equity asset class, the Manager may use Underlying ETFs that seek to replicate the performance of the Russell 2000® Index.

Seligman TargETFund 2025

Investment Objective

Capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2025 approaches.

Principal Investment Strategies

TargETFund 2025 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2025, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2025. In this respect, TargETFund 2025 is intended to become more conservative over time until (in 2025) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). During 2025, TargETFund 2025 will be combined with TargETFund Core, and TargETFund 2025 shareholders will automatically become shareholders of TargETFund Core.

As of December 31, 2006, the approximate asset allocation target used by the Manager for TargETFund 2025 was as follows:

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2025 consistent with the foregoing asset classes, the

Manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2025 to the domestic mid-capitalization equity asset class, the Manager may use Underlying ETFs that seek to replicate the performance of the Russell Midcap® Index.

Seligman TargETFund 2015

Investment Objective

Capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2015 approaches.

Principal Investment Strategies

TargETFund 2015 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2015, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2015. In this respect, TargETFund 2015 is intended to become more conservative over time until (in 2015) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). During 2015, TargETFund 2015 will be combined with TargETFund Core, and TargETFund 2015 shareholders will automatically become shareholders of TargETFund Core.

As of December 31, 2006, the approximate asset allocation target used by the Manager for TargETFund 2015 was as follows:

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2015 consistent with the foregoing asset classes, the Manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2015 to the domestic large-capitalization equity asset class, the Manager may use Underlying ETFs that seek to replicate the performance of the Standard & Poor’s Composite Stock Index (S&P 500®).

Seligman TargETFund Core

Investment Objective

Capital appreciation and preservation of capital with current income.

Principal Investment Strategies

TargETFund Core seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. The Manager will use an asset allocation strategy that is primarily intended for a person who is retired, expected to retire within a short time or otherwise intends to seek withdrawals from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity (including real estate securities, e.g., REITs) and fixed-income asset classes. TargETFund Core’s diversified, balanced portfolio is described in the pie chart below.

As of December 31, 2006, the approximate asset allocation target used by the Manager for TargETFund Core was as follows:

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund Core consistent with the foregoing asset classes, the Manager intends to use a variety of Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate assets of TargETFund Core to the fixed-income asset class, the Manager may use Underlying ETFs that seek to replicate the Lehman Brothers US Aggregate Index.

Principal Risks of an Investment in the Funds

An investment in any of the Funds, like an investment in any mutual fund, involves risks and could result in you losing money. An investment in a “fund of funds” (i.e., funds that invest in other funds) involves other risks as well. The following describes the principal investment risks associated with investments in the Funds.

The value of each Fund will fluctuate with changes in the value of its Underlying ETFs or other securities in which it invests, and you could lose money if you sell your shares at a price lower than you paid for them.

Because the assets of each Fund will be invested primarily in Underlying ETFs, each Fund’s investment performance is directly related to the investment performance of the Underlying ETFs in which it invests. The ability of a Fund to realize its investment objective will depend, in part, on the effectiveness of the Manager’s research and analysis in determining the appropriate asset allocation among Underlying ETFs.

In addition to a Fund’s operating expenses, you will indirectly pay your proportional share of the operating expenses of Underlying ETFs. Thus, the expenses you pay as an investor in a Fund will be higher than if you invested directly in Underlying ETFs.

There can be no assurances that the Funds will grow to or be able to maintain an economically viable size. If they do not, the Board of Directors of the Series may authorize the liquidation of any or all of the Funds. A liquidation can be authorized by the Board of Directors without a shareholder vote. The timing of any such liquidation might not be favorable to all shareholders.

An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The US government does not guarantee the market value or the current yield of government securities.

ETF Risks

Each Fund is exposed to the same risks as Underlying ETFs in direct proportion to the allocation of its assets among Underlying ETFs.

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Passive Investors—Each Underlying ETF is a “passive investor” and therefore generally invests in the securities and sectors contained in the index it seeks to track without regard for or analysis of the prospects of such securities or sectors. An Underlying ETF may invest in all of the securities in such index or in a representative sample of such securities. Underlying ETFs generally will not attempt to take defensive positions in volatile or declining markets or under other conditions.

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Tracking Risk—Underlying ETFs generally will not be able to duplicate exactly the performance of the underlying indexes they seek to track. The difference in performance between an Underlying ETF and the index it seeks to track can be due to, among other factors, the expenses that the Underlying ETF pays, regulatory constraints, investment strategies or techniques undertaken by an Underlying ETF (e.g., investments in options or futures) and changes to an underlying index. In addition, there may exist a lack of correlation between the securities in an index and those actually held by an Underlying ETF.

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Net Asset Value—The market price of an Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Fund that invests in such an Underlying ETF could be adversely impacted.

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Market Trading Risk—Although Underlying ETFs are generally listed on securities exchanges, there can be no assurances that an active trading market for such Underlying ETFs will be maintained. In addition, secondary market trading in Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. There can be no assurances that the requirements necessary to maintain the listing of the Underlying ETFs will continue to be met or will remain unchanged.

In addition to the risks described above, each Fund is exposed to the same risks as Underlying ETFs with respect to the specific investments made by the Underlying ETFs, in direct proportion to the allocation of its assets among Underlying ETFs. The principal risks to Fund shareholders of investing indirectly in ETFs are summarized below. A more detailed discussion of these risks is provided under “Certain Risks of Underlying ETFs.”

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Large-Capitalization Companies—Investments in stocks of large-capitalization companies by Underlying ETFs are subject to market risk. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of large-capitalization stocks may decline.

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Small-Capitalization Companies—Investments in these companies are subject to increased risk compared with an investment in large-capitalization companies. For example, such companies typically have less financial and managerial resources and more limited product lines than large-capitalization companies. In addition, such companies may be thinly traded and therefore subject to greater price volatility.

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Mid-Capitalization Companies—Mid-capitalization companies are subject, to a certain degree, to the risks associated with investments in large-capitalization and small-capitalization companies, each as described above.

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Foreign Investments and Emerging Markets Securities—Investments in securities of foreign issuers expose investors to currency fluctuations, foreign taxation, settlement and custody risk, and changes in political conditions. Foreign investments may also include securities of issuers located in emerging countries. These countries may have relatively unstable governments and less diversified industrial bases.

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Real Estate Companies—Investments in real estate companies (i.e., companies that, at the time of initial purchase, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or have at least 50% of their assets in such real estate) such as REITs are subject to additional risks. Although Underlying ETFs generally will not invest in real estate directly, certain Underlying ETFs may invest in securities issued by real estate companies. As a result, such Underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.

■	Sector Volatility and Non-Diversified Portfolios—Certain Underlying ETFs are subject to sector volatility or may be non-diversified thus creating additional risks.

■	Fixed Income Securities—Investments in fixed income securities by Underlying ETFs may involve interest-rate risk, credit risk and market risk.

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Illiquid Securities and Derivatives—Certain Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives. These investments involve higher risk and may subject these Underlying ETFs to higher price volatility.

Temporary Defensive Positions of the Funds

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent a Fund from achieving its objective.

Portfolio Holdings

A description of the Series’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance of the Funds

Performance information is provided only with respect to TargETFund 2025, TargETFund 2015, and TargETFund Core. TargETFund 2045 and TargETFund 2035 each have less than one calendar year of performance, and their performance will be available in the Series’ next available annual update of this Prospectus.

The following performance information provides some indication of the risks of investing in the Funds by showing the performance of Class A shares for the one-year and since inception periods ended December 31, 2006, as well as how the performance of each Class (other than Class B shares) compares with certain measures of performance. The Funds have not offered and do not currently offer Class B shares and, as such, there is no performance with respect to Class B shares.

Although the Funds’ fiscal year ends on September 30, the following performance information is provided on a calendar year basis. It is designed to assist you in comparing the returns of each Fund with the returns of other mutual funds. How the Funds have performed in the past (before and after taxes), however, is not necessarily an indication of how the Funds will perform in the future. Total returns will vary between each Class of shares of a Fund due to differing fees and expenses.

The Class A annual total returns of each Fund presented in its respective bar chart do no reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The average annual total returns of each Fund as presented in its respective table on the following pages do reflect the effect of the applicable sales charges. Each Fund’s bar chart and table assume that all dividends and capital gains distributions, if any, were reinvested.

After-tax returns presented in the tables are for Class A shares only. After-tax returns for Class C, Class D and Class R shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse each Fund’s expenses to the extent that a Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% per annum of the Fund’s average daily net assets (excluding the assets in Class I shares, shares of which are not offered in this Prospectus). Similar fee waiver/expense reimbursement arrangements have been in effect since the Funds commenced investment operations on October 3, 2005. Absent such management fee waivers/expense reimbursements, returns would have been lower.

TargETFund 2025

Class A Annual Total Return – Calendar Year

Best quarter return: 9.12% – quarter ended 3/31/06.

Worst quarter return: -2.79% – quarter ended 6/30/06.

Average Annual Total Returns – Periods Ended 12/31/06

	One Year	Since Inception*
Class A
Return before taxes	12.94%	11.90%
Return after taxes on distributions	12.65	11.57
Return after taxes on distributions and sale of Fund shares	8.41	9.97
Class C	15.81	14.21
Class D	16.93	15.87
Class R	17.39	16.24
Dow Jones Target 2025 Index**	14.27	13.46
Lipper Mixed-Asset Target Allocation 2030 Funds Average**	13.73	16.52
Lipper Fund of Funds Unaffiliated Average**	14.46	12.60

*	The Fund commenced investment operations on October 3, 2005. Returns are from opening of business October 3, 2005.

**	The Dow Jones Target 2025 Index (the “Dow Jones 2025 Index”), and the Lipper Mixed-Asset Target Allocation 2030 Funds Average and the Lipper Fund of Funds Unaffiliated Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any taxes or sales charges, and the Dow Jones 2025 Index does not reflect any taxes, fees, or sales charges. The Dow Jones 2025 Index was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2025 Index allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Lehman Brothers indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2025 Index to reflect a targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index’s maturity date approaches. As of January 12, 2007, the subindex allocation of the Dow Jones 2025 Index was: 71% equity, 25% fixed income, and 4% cash. The Lipper Mixed-Asset Target Allocation 2030 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon between the year 2021 and the year 2030. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

TargETFund 2015

Class A Annual Total Return – Calendar Year

Best quarter return: 8.06% – quarter ended 3/31/06.

Worst quarter return: -2.44% – quarter ended 6/30/06.

Average Annual Total Returns – Periods Ended 12/31/06

	One Year	Since Inception*
Class A
Return before taxes	11.85%	10.62%
Return after taxes on distributions	11.46	10.17
Return after taxes on distributions and sale of Fund shares	7.71	8.80
Class C	14.83	12.94
Class D	15.81	14.48
Class R	16.22	14.86
Dow Jones Target 2015 Index**	9.65	8.80
Lipper Mixed-Asset Target Allocation 2020 Funds Average**	11.63	13.70
Lipper Fund of Funds Unaffiliated Average**	14.46	12.60

*	The Fund commenced investment operations on October 3, 2005. Returns are from opening of business October 3, 2005.
**	The Dow Jones Target 2015 Index (the “Dow Jones 2015 Index”), and the Lipper Mixed-Asset Target Allocation 2020 Funds Average and the Lipper Fund of Funds Unaffiliated Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any taxes or sales charges, and the Dow Jones 2015 Index does not reflect any taxes, fees, or sales charges. The Dow Jones 2015 Index was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2015 Index allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Lehman Brothers indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2015 Index to reflect a targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index’s maturity date approaches. As of January 12, 2007, the subindex allocation of the Dow Jones 2015 Index was: 42% equity, 54% fixed income, and 4% cash. The Lipper Mixed-Asset Target Allocation 2020 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon between the year 2011 and the year 2020. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

TargETFund Core

Class A Annual Total Return – Calendar Year

Best quarter return: 4.96% – quarter ended 12/31/06.

Worst quarter return: -0.76% – quarter ended 6/30/06.

Average Annual Total Returns – Periods Ended 12/31/06

	One Year	Since Inception*
Class A
Return before taxes	7.49%	6.73%
Return after taxes on distributions	6.68	5.90
Return after taxes on distributions and sale of Fund shares	4.85	5.25
Class C	10.18	8.75
Class D	11.11	10.27
Class R	11.73	10.79
Dow Jones Target Today Index	6.64	6.06
Lipper Mixed-Asset Target Allocation Moderate Funds Average	11.08	12.46
Lipper Fund of Funds Unaffiliated Average	14.46	12.60

*	The Fund commenced investment operations on October 3, 2005. Returns are from opening of business October 3, 2005.

**	The Dow Jones Target Today Index (the “Dow Jones Today Index”), and the Lipper Mixed-Asset Target Allocation Moderate Funds Average and the Lipper Fund of Funds Unaffiliated Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any taxes or sales charges, and the Dow Jones Today Index does not reflect any taxes, fees, or sales charges. The Dow Jones Today Index aims to hold a low-risk portfolio of securities, and is an appropriate benchmark for a conservative, balanced portfolio an investor might hold upon reaching retirement. The Dow Jones Today Index allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Lehman Brothers indices make up the bond and cash components. The asset classes are weighted within the Dow Jones Today Index to reflect a targeted level of risk. As of January 12, 2007, the subindex allocation of the Dow Jones Today Index was: 15% equity, 28% fixed income, and 57% cash. The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

Fees and Expenses of the Funds

The tables below summarize the fees and expenses that you may pay as a shareholder of each Fund. Each class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from a Fund’s assets and are therefore paid indirectly by you and other investors in such Fund. As noted above, the Funds have not offered and do not currently offer Class B shares. The information below relating to Class B shares would only apply if the Class was offered in the future.

Shareholder Fees for Each Fund:

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Class D	Class R
Total Maximum Sales Charge (Load)	4.75%		5%	2%	1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	4.75%	(1)	none	1%	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(1)	5%	1%	1%	1%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.

TargETFund 2045 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses	Class A	Class C	Class D	Class R
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.50
Other expenses(2)	1.12	1.12	1.12	1.12
Acquired fund (Underlying ETF) fees and expenses(3)	0.29	0.29	0.29	0.29
Total gross operating expenses(1)	2.16%	2.91%	2.91%	2.41%
(1) Less: Fee waiver and/or expense reimbursement	(0.89)	(0.89)	(0.89)	(0.89)
Total net operating expenses (after fee waiver and/or reimbursement)	1.27%	2.02%	2.02%	1.52%
(2)	Calculations are based on estimated expenses of the Fund for the period of October 2, 2006 to September 30, 2007. Amounts shown exclude organization and offering costs of $89,730, which were paid directly by the Manager. Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% per annum of the Fund’s average daily net assets (excluding the assets in Class I shares, shares of which are not offered in this Prospectus). This fee waiver and/or expense reimbursement is reflected above in footnote (1).
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying ETFs. Certain expenses, including custodian expenses, registrar and transfer agent expenses, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in Underlying ETFs.

TargETFund 2035 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses	Class A	Class C	Class D	Class R
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.50
Other expenses(2)	1.12	1.12	1.12	1.12
Acquired fund (Underlying ETF) fees and expenses(3)	0.29	0.29	0.29	0.29
Total gross operating expenses(1)	2.16%	2.91%	2.91%	2.41%
(1) Less: Fee waiver and/or expense reimbursement	(0.89)	(0.89)	(0.89)	(0.89)
Total net operating expenses (after fee waiver and/or reimbursement)	1.27%	2.02%	2.02%	1.52%
(2)	Calculations are based on estimated expenses of the Fund for the period of October 2, 2006 to September 30, 2007. Amounts shown exclude organization and offering costs of $89,730, which were paid directly by the Manager. Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% per annum of the Fund’s average daily net assets (excluding the assets in Class I shares, shares of which are not offered in this Prospectus). This fee waiver and/or expense reimbursement is reflected above in footnote (1).
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying ETFs. Certain expenses, including custodian expenses, registrar and transfer agent expenses, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in Underlying ETFs.

TargETFund 2025 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses	Class A	Class C	Class D	Class R
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.50
Other expenses(2)	1.26	1.26	1.26	1.26
Acquired fund (Underlying ETF) fees and expenses(3)	0.28	0.28	0.28	0.28
Total gross operating expenses(1)(4)	2.29%	3.04%	3.04%	2.54%
(1) Less: Fee waiver and/or expense reimbursement	(1.03)	(1.03)	(1.03)	(1.03)
Total net operating expenses (after fee waiver and/or reimbursement)	1.26%	2.01%	2.01%	1.51%
(2)	Calculations are based on annualized expenses of the Fund for the period of October 3, 2005 to September 30, 2006. Amounts shown exclude organization and offering costs of $137,021, which were paid directly by the Manager. Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% per annum of the Fund’s average daily net assets (excluding the assets in Class I shares, shares of which are not offered in this Prospectus). This fee waiver and/or expense reimbursement is reflected above in footnote (1).
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying ETFs. Certain expenses, including custodian expenses, registrar and transfer agent expenses, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in Underlying ETFs.
(4)	Total gross and net operating expenses reported here are different from the ratios of expenses to average net assets provided in the Financial Highlights section of this Prospectus because they include acquired fund (Underlying ETF) fees and expenses.

TargETFund 2015 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses	Class A	Class C	Class D	Class R
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.50
Other expenses(2)	1.13	1.13	1.13	1.13
Acquired fund (Underlying ETF) fees and expenses(3)	0.27	0.27	0.27	0.27
Total gross operating expenses(1)(4)	2.15%	2.90%	2.90%	2.40%
(1) Less: Fee waiver and/or expense reimbursement	(0.90)	(0.90)	(0.90)	(0.90)
Total net operating expenses (after fee waiver and/or reimbursement)	1.25%	2.00%	2.00%	1.50%
(2)	Calculations are based on annualized expenses of the Fund for the period October 3, 2005 to September 30, 2006. Amounts shown exclude organization and offering costs of $137,021, which were paid directly by the Manager. Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% per annum of the Fund’s average daily net assets (excluding the assets in Class I shares, shares of which are not offered in this Prospectus). This fee waiver and/or expense reimbursement is reflected above in footnote (1).
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying ETFs. Certain expenses, including custodian expenses, registrar and transfer agent expenses, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in Underlying ETFs.
(4)	Total gross and net operating expenses reported here are different from the ratios of expenses to average net assets provided in the Financial Highlights section of this Prospectus because they include acquired fund (Underlying ETF) fees and expenses.

TargETFund Core Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses	Class A	Class C	Class D	Class R
Management fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.50
Other expenses(2)	0.76	0.76	0.76	0.76
Acquired fund (Underlying ETF) fees and expenses(3)	0.24	0.24	0.24	0.24
Total gross operating expenses(1)(4)	1.75%	2.50%	2.50%	2.00%
(1) Less: Fee waiver and/or expense reimbursement	(0.53)	(0.53)	(0.53)	(0.53)
Total net operating expenses (after fee waiver and/or reimbursement)	1.22%	1.97%	1.97%	1.47%
(2)	Calculations are based on annualized expenses of the Fund for the period October 3, 2005 to September 30, 2006. Amounts shown exclude organization and offering costs of $137,021, which were paid directly by the Manager. Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% per annum of the Fund’s average daily net assets (excluding the assets in Class I shares, shares of which are not offered in this Prospectus). This fee waiver and/or expense reimbursement is reflected above in footnote (1).
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying ETFs. Certain expenses, including custodian expenses, registrar and transfer agent expenses, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in Underlying ETFs.
(4)	Total gross and net operating expenses reported here are different from the ratios of expenses to average net assets provided in the Financial Highlights section of this Prospectus because they include acquired fund (Underlying ETF) fees and expenses.

Examples of Each Fund’s Expenses

These examples are intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. They assume that (1) you invest $10,000 in each Fund at the beginning of each period shown (and pay any applicable sales charge), (2) your investment in each Fund has a 5% return each year, and (3) each Fund’s operating expenses (including the management fee and acquired fund (Underlying ETF) fees and expenses) are (i) the net operating expenses through January 31, 2009 (which reflect the applicable contractual expense reimbursement/fee waiver arrangement described above) and (ii) after January 31, 2009, the total gross operating expenses shown above. TargETFund 2045 and TargETFund 2035 are new and, as such, examples of only 1- and 3-year holding periods are provided. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TargETFund 2045
If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):
	1 Year	3 Years
Class A	$598	$951
Class C	402	821
Class D	305	728
Class R	255	576

TargETFund 2035
If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):
	1 Year	3 Years
Class A	$598	$951
Class C	402	821
Class D	305	728
Class R	255	576

TargETFund 2025
If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):
	1 Year	3 Years	5 Years	10 Years
Class A	$597	$962	$1,457	$2,818
Class C	401	832	1,496	3,273
Class D	304	740	1,410	3,205
Class R	254	588	1,159	2,715

TargETFund 2045
If you do not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years
Class A	$598	$951
Class C	303	821
Class D	205	728
Class R	155	576

TargETFund 2035
If you do not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years
Class A	$598	$951
Class C	303	821
Class D	205	728
Class R	155	576

TargETFund 2025
If you do not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$597	$962	$1,457	$2,818
Class C	302	832	1,496	3,273
Class D	204	740	1,410	3,205
Class R	154	588	1,159	2,715

TargETFund 2015

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges) :

	1 Year	3 Years	5 Years	10 Years
Class A	$596	$946	$1,412	$2,700
Class C	400	816	1,451	3,159
Class D	303	723	1,364	3,090
Class R	253	571	1,112	2,594

TargETFund Core

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):

	1 Year	3 Years	5 Years	10 Years
Class A	$593	$899	$1,282	$2,353
Class C	397	768	1,320	2,826
Class D	300	675	1,232	2,753
Class R	250	522	977	2,239

TargETFund 2015

If you do not sell your shares at the end of each period, your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$596	$946	$1,412	$2,700
Class C	301	816	1,451	3,159
Class D	203	723	1,364	3,090
Class R	153	571	1,112	2,594

TargETFund Core

If you do not sell your shares at the end of each period, your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$593	$899	$1,282	$2,353
Class C	298	768	1,320	2,826
Class D	200	675	1,232	2,753
Class R	150	522	977	2,239

Questions and Answers About the Funds

Q:	Which Fund should I consider?

A:	TargETFund 2045, TargETFund 2035, TargETFund 2025 and TargETFund 2015 are named in accordance with a calendar year targeted by an investor for retirement or other investment goal. TargETFund Core is primarily intended for a person who is retired, expected to retire within a short time or otherwise intends to seek withdrawals from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity (including real estate securities, e.g., REITs) and fixed-income asset classes.

Q:	What are the Funds’ asset allocation strategies?

A:	The Funds invest a percentage of their assets in Underlying ETFs based on two asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. These strategies are based on the Manager’s belief that, over time, shareholders who use a prudent risk management and asset allocation process should see better investment results than shareholders who let their emotions drive their investment behavior. Implementation and execution of the Time Horizon and Harvester strategies, through funds designed to seek specific financial goals, provide investors with asset allocation strategies that studies suggest they are unlikely to implement on their own.

Q:	Can I take advantage of Seligman Time Horizon Matrix and Seligman Harvester asset allocation strategies by simply investing in the Funds?

A:	Yes. TargETFund 2045, TargETFund 2035, TargETFund 2025 and TargETFund 2015 each are “target-date funds” that seek to implement Seligman Time Horizon Matrix by investing a specified percentage of their respective assets in Underlying ETFs. However, although TargETFund 2045 and TargETFund 2035 are each a Target Date Fund, these Funds will not begin a migration strategy until approximately 2025 for TargETFund 2045 and until approximately 2015 for TargETFund 2035. TargETFund Core seeks to implement the Seligman Harvester asset allocation strategy also by investing a specified percentage of its assets in various Underlying ETFs. Each strategy is explained in detail below.

Q:	What are target-date funds?

A:	In general, target-date funds periodically shift allocations from historically more aggressive to less aggressive asset classes, which provides investors with a simple, convenient and disciplined means of employing a professionally managed diversification process over long time frames.

Q:	Is each Fund an ETF?

A:	No. Each Fund is a mutual fund that invests in a variety of ETFs. ETFs—exchange-traded funds—are investment companies that generally seek to track a securities index or baskets of securities. They are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.

Q:	What is the basis for each Fund’s strategy?

A:	Each Fund benefits from the Manager’s extensive, on-going research into the relationship between time and the relative risk of various asset classes.

■

TargETFund 2045:    Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes, including emerging markets. The proportion of the overall portfolio invested in any one of these asset classes is based on the Manager’s research findings that show such asset classes have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames. The Manager includes the international equity asset class because it believes that the international equity asset class has the potential to provide competitive returns as well as diversification. Under normal market conditions, the Fund will approximately maintain its allocation to aggressive asset classes (or such other allocations as may be deemed appropriate in the future) until 2025 when TargETFund 2045 is intended to become more conservative over time until (in 2045) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core).

■

TargETFund 2035:    Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes, including emerging markets. The proportion of the overall portfolio invested in any one of these asset classes is based on the Manager’s research findings that show such asset classes have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames. The Manager includes the international equity asset class because it believes that the international equity asset class has the potential to provide competitive returns as well as diversification. Under normal market conditions, the Fund will approximately maintain its allocation to aggressive asset classes (or such other allocations as may be deemed appropriate in the future) until 2015 when TargETFund 2035 is intended to become more conservative over time until (in 2035) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core).

■	TargETFund 2025: Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes, including emerging markets. The proportion of the overall portfolio invested in any one of these asset classes is based on the Manager’s research findings that show such asset classes have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames. The Manager includes the international equity asset class because it believes that the international equity asset class has the potential to provide competitive returns as well as diversification.

■

TargETFund 2015:    Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes, including emerging markets. In addition, this Fund under normal market conditions invests in Underlying ETFs that invest in real estate securities (in the form of REITs) and in Underlying ETFs that invest in the fixed-income asset class. The Manager believes that exposure to real estate securities (i.e., REITs) can provide relative diversification, and reduce volatility in yield and market values. An allocation to the fixed-income asset class is included in an attempt to provide relative diversification and stability and some current income.

■

TargETFund Core:    Under normal market conditions, this Fund invests in Underlying ETFs that invest in (i) domestic mid- and large-capitalization equity asset classes; (ii) international equity asset classes (not including emerging markets); (iii) real estate securities (in the form of REITs); and (iv) the fixed-income asset class (including Underlying ETFs that invest in US government securities). The Fund normally does not include allocations to ETFs that invest in the small-capitalization or emerg -

ing markets equity asset classes. This reflects the Manager’s opinion that these asset classes are too volatile and speculative for investors who seek capital appreciation, preservation of capital with current income. As with TargETFund 2015, the Manager believes that exposure to real estate securities (i.e., REITs) can provide relative diversification, and reduce volatility in yield and market values. Similarly, exposure to the fixed-income asset class is included in an attempt to provide relative diversification and stability and current income. An allocation to Underlying ETFs that invest in US government securities is included because the Manager believes that such an allocation can help protect against sudden market downturns that could erode capital, especially if they occur when income is withdrawn.

Q:	What is Seligman Time Horizon Matrix?

A:	Seligman Time Horizon Matrix is a multidiscipline strategy designed for investors seeking to manage market risk and build wealth over time. The strategy is based on historical calendar-year performance of various asset classes since 1950 and may be updated as the Manager deems appropriate. The foundation for this strategy is the historical observation that the relative risk of various asset classes changes over time. Based on this observation, the Manager believes that time, as well as asset allocation, can be used to diversify risk. Through its systematic investment approach that seeks to meet financial goals, Seligman Time Horizon Matrix seeks to manage the impact of market fluctuations. A basic premise of Seligman Time Horizon Matrix is to stay invested throughout market fluctuations rather than trying to time general market movements and avoid volatility by jumping in and out of various investments. As investment history has shown, it has been nearly impossible to time general market movements successfully on a consistent basis.

Q:	What is Seligman Harvester?

A:	Seligman Harvester (which is incorporated into Seligman Time Horizon Matrix) is an asset allocation strategy designed for investors who seek current income and capital preservation as well as growth of capital. This strategy is designed for investors who need to withdraw income from accumulated assets, and who, therefore, may be more sensitive to the volatility of their investments. For example, if you withdraw a fixed amount of an investment in a down market you deplete more capital than you would in an up market because you have to sell more of your investment to produce the desired withdrawal. Further, if the market rebounds, fewer assets will be left to take part in the upswing. The Seligman Harvester strategy seeks to reduce such risks through what the Manager believes is an appropriate allocation to historically less volatile asset classes. If you purchase TargETFund Core and are seeking to withdraw income from this Fund, the Manager recommends that you consult a financial and/or tax advisor to develop an appropriate withdrawal strategy that includes, for example, such factors as your liquidity needs, other sources of income, and tax considerations.

Q:	How was Seligman Time Horizon Matrix developed?

A:	Seligman Time Horizon Matrix is the result of extensive proprietary research by the Manager that examines the performance of different asset classes over various time periods. Although past performance of asset classes is not a guarantee of future results, the Manager believes that an analysis of historical performance can provide guidelines that help make prudent long-term investment decisions. The Manager’s research shows that, historically, as time frames lengthen, market volatility and the relative risk among various asset classes changes.

For example, small-capitalization stocks have been relatively volatile when compared with Treasury bills over a number of different one-year holding periods. However, when holding periods have been extended, the relative risk between small-capitalization stocks and Treasury bills has been more closely aligned. In fact, this research demonstrates that in any 20 calendar-year holding period since 1950 the worst performance of small-capitalization stocks surpassed the best performance of Treasury bills. Seligman Time Horizon Matrix is the result of similar comparisons among all the asset classes described in Appendix A over one-, five-, 10-, 20- and 30-year holding periods. Of course, past performance is not a guarantee of future results.

Q:	How was Seligman Harvester developed?

A:	Seligman Harvester also was developed through proprietary research conducted by the Manager. Using sophisticated statistical techniques to analyze asset class returns since 1950, this research tested different combinations of withdrawal strategies and asset allocations to assess the probability of conserving capital in down markets while realizing current income. Like Seligman Time Horizon Matrix, Seligman Harvester may be updated. One of the key design parameters for a Harvester portfolio was to develop an allocation that would have had no negative investment results over any five-year period since 1950. The Manager’s research indicates that an asset allocation comprising equities (including real estate securities), fixed- income securities and US government securities was particularly effective in conserving capital over long time periods when used with certain withdrawal strategies. Under normal market conditions, Seligman TargETFund Core intends to maintain an asset allocation that includes such asset classes.

Q:	How do the TargETFunds implement the Time Horizon Matrix and Harvester strategies?

A:	TargETFund 2025 and TargETFund 2015 seek to reduce an investor’s portfolio volatility on a periodic basis through “migration.” Migration involves periodically shifting portfolio investments from historically more volatile asset classes to historically less volatile asset classes. This process continues in accordance with the recommendations in Seligman Time Horizon Matrix until the portfolio matches the asset allocation recommended by TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). As discussed above, TargETFund 2025 and TargETFund 2015 have automatically implemented this strategy. TargETFund 2045 and TargETFund 2035 will automatically implement migration in 2025 and 2015, respectively. TargETFund Core, which seeks to approximately maintain its target allocation, does not use migration.

Q:	Why shouldn’t I just invest in Underlying ETFs directly?

A:	Investing in the Funds offers you the choice of turnkey convenience, simplicity and the benefits of the Manager’s on-going research. For example, your statements will detail only one Fund rather than all the various individual Underlying ETFs. Moreover, by using cash flows and periodic adjustments, the Manager will seek to maintain an investment in Underlying ETFs that approximates, to the extent possible, targeted allocations. By contrast, if you choose to invest in Underlying ETFs separately, you would have to make these adjustments yourself.

Additional Information About the Funds’ Investment Strategies and Risks

As mentioned above, each Fund pursues its investment objective by investing in Underlying ETFs. Each Fund may also invest up to 20% of its net assets in US government securities, high-quality short-term debt instruments, cash and cash equivalents. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their respective strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Funds from achieving their respective objective(s).

A Fund may purchase or sell shares of Underlying ETFs, US government securities and high-quality short-term debt instruments: (a) to accommodate purchases and sales of its shares; (b) with respect to the Target Date Funds, to implement the process of migration as discussed under “Asset Allocation Strategies” and “Questions and Answers about the Funds”; and (c) to adjust the percentages of its assets invested in each Underlying ETFs, US government securities, high-quality short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions, as well as changes in Seligman Time Horizon Matrix.

As described above, under normal conditions, the Manager, with respect to certain of the Funds, intends periodically to reallocate its investments in Underlying ETFs. This process may generate net capital gains (including short-term capital gains that are generally taxed to investors at ordinary income tax rates) to investors in such Funds. The Manager will seek to minimize the realization of net capital gains by allocating both positive and negative cash flows (realized from purchases and sales of Fund shares) in a manner that periodically moves the actual positions in Underlying ETFs toward the asset allocations deemed appropriate by the Manager. However, the reallocation process may generate net capital gains for investors that are higher than the net capital gains ordinarily incurred by an investor through an asset allocation strategy that has broader investment ranges or an asset allocation strategy designed by the investor.

Investors in the Funds may bear expenses directly or indirectly through sales of securities held by the Funds and Underlying ETFs that result in realization of ordinary income or taxable gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates).

Except for its fundamental policies of investing at least 80% of its net assets in Underlying ETFs, each Fund may change its principal strategies if the Board of Directors believes doing so is consistent with that Fund’s objective. In addition, Underlying ETFs, US government securities and short-term debt instruments in which each Fund may invest, the asset allocations, indices, and the investments in each Underlying ETF may be changed from time to time without shareholder approval. However, each Fund’s objective(s) and its fundamental policies may be changed only with shareholder approval.

Each Fund is subject to the risk that the asset allocation strategy used by the Manager may fail to produce the intended results. The historical data on which Seligman Time Horizon Matrix and Seligman Harvester are based involve the performance of various asset classes. Past performance, however, is not a guarantee of future performance. Moreover, the investments of Underlying ETFs may differ significantly from the securities that comprise those asset classes, and there is a risk that the performance of Underlying ETFs will not be the same as the performance of those asset classes.

A Fund may not be able to pay or timely pay redemption proceeds within the period stated in the Prospectus because of unusual market or other conditions.

There is no guarantee that investors will realize their investment goals by investing in one or more of the Funds. Investors should carefully consider the risks and tax consequences involved with an investment in one or more of the Funds.

A more complete description of the risks associated with the investment practices of Underlying ETFs is provided under “Certain Risks of Underlying ETFs” in this Prospectus and in “Underlying ETFs” in the Series’ Statement of Additional Information.

Management

The Board of Directors of the Series provides broad supervision over the affairs of each Fund.

The Manager of each Fund, J. & W. Seligman & Co. Incorporated, is located at 100 Park Avenue, New York, New York 10017. The Manager is responsible for each Fund’s investments and administers each Fund’s business and other affairs.

Established in 1864, the Manager currently serves as manager to 24 US registered investment companies, which offer 61 investment portfolios with approximately $11.7 billion in assets as of December 31, 2006. The Manager also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2006 of approximately $7.8 billion.

Each Fund pays the Manager a management fee for its advisory services. The fee rate declines as each Fund’s net assets increase. The management fee rates are equal to an annual rate of 0.50% of each Fund’s average daily net assets for up to $500 million of net assets per Fund, 0.45% of each Fund’s average daily net assets from $500 million to $1 billion of net assets per Fund and 0.40% of each Fund’s average daily net assets in excess of $1 billion per Fund.

Through at least January 31, 2009, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses to the extent that each of the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% per annum of the Fund’s average daily net assets (excluding the assets in Class I shares, shares of which are not offered in this Prospectus).

In addition to the management fees paid by each of the Funds, investors will bear their pro-rata portion of the management fees charged by Underlying ETFs. This will result in an investor paying higher overall fees than if the investor purchased Underlying ETFs directly.

A discussion regarding the basis for the Series’ Board of Director’s approval of the investment management agreement between the Series and Seligman in respect of TargETFund 2025, TargETFund 2015 and TargETFund Core will be made available in the Series’ Mid-Year Report, dated March 31, 2007.

Portfolio Management

Mr. Charles W. Kadlec and Mr. John B. Cunningham are each Co-Portfolio Managers of the Funds and Vice Presidents of the Series. Mr. Kadlec is also a Managing Director and Director of the Manager. Mr. Kadlec is also the President of Seligman Advisors, Inc. and Seligman Services, Inc. and is responsible for overseeing the business operations of each. He is also a Vice President and Portfolio Manager of Seligman Time Horizon/Harvester Series, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester. He is also Vice President of Tri-Continental Corporation.

Mr. Kadlec joined the Manager in December 1985 and has since held various positions. In 1997, he became Chief Investment Strategist for Seligman Advisors and in 2002 assumed additional responsibilities as the Director of High Net Worth Marketing. In 2004, he became Executive Vice President of Seligman Advisors and assumed his current position with Seligman Advisors in January 2005.

Mr. Cunningham is also a Vice President and Portfolio Manager of Seligman Common Stock Fund, Tri-Continental Corporation and Seligman Income and Growth Fund, Inc. He is also Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Common Stock Portfolio. Mr. Cunningham is also a Managing Director and Chief Investment Officer of the Manager. Prior to joining the Manager in 2004, Mr. Cunningham was, beginning in 2001, a Managing Director, Senior Portfolio Manager of Salomon Brothers Asset Management (“SBAM”) and Group Head of SBAM’s Equity Team. Prior to 2001, he was Director, Portfolio Manager of SBAM.

Mr. Kadlec and Mr. Cunningham each have decision-making authority with respect to each Fund’s investments. They are responsible for the direction and interpretation of the ongoing statistical research that, in combination with their investment judgment, forms the basis of changes in the asset allocations of the Funds. In addition, they are responsible for managing cash inflows and outflows and the migration process.

Mr. Gary Terpening provides assistance in managing the Funds through his research and contributions to investment decisions with respect to the design of the overall asset allocations and through the recommendation of specific Underlying ETFs for the implementation of those allocation strategies. Mr. Terpening is Senior Vice President of the Manager and Seligman Advisors.

The Series’ Statement of Additional Information provides additional information about the compensation of the individuals named above (the “Portfolio Managers”), other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities of the Funds.

Affiliates of the Manager:

Seligman Advisors, Inc.:

Each Fund’s distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (“SDC”):

Each Fund’s shareholder service agent; provides shareholder account services to the Funds at cost.

Frequently Asked Questions About Regulatory Matters

In late 2003, Seligman conducted an extensive internal review in response to public announcements concerning mutual fund trading practices. The following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as “Seligman” or the “Manager,” and the Seligman registered investment companies are referred to as the “Seligman Funds.”

Q1.	Have any Seligman employees engaged in improper trading?

A.	The Manager conducted an internal review of employee trading in shares of the Seligman Funds in the fall of 2003 and continues to monitor employee trading in the Seligman Funds. The Manager has not found any improper trading activity by Seligman employees.

Q2.	Does Seligman have any policies relating to employee investment in the Seligman Funds?

A.	A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager’s legal department and is subject to the Manager’s Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3.	Has Seligman engaged in improper disclosure of a Fund’s portfolio holdings?

A.	The Manager has found no improprieties relating to the disclosure of a Fund’s portfolio holdings. The Manager has not disclosed and does not disclose a Fund’s portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund’s interest. A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is set forth in each Fund’s Statement of Additional Information.

Q4.	What is Seligman’s policy with regard to receipt of late trades (i.e., after 4:00 pm Eastern Time)?

A.

Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day’s net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations. The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5.	What is Seligman’s policy regarding market timing?

A.	Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager’s procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures. A general description of the Seligman Funds’ policies is set forth in each Fund’s prospectus.

Q6.	Has Seligman conducted an internal review relating to market timing?

A.	The Manager completed its internal review in the fall of 2003. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before September 2003. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The results of the Manager’s internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager in May 2004 paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund’s net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.

Q7.	Does Seligman disclose its internal market timing control procedures?

A.	Seligman’s market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8.	What new practices are being considered to prevent market timing abuses?

A.

Like other members of the mutual fund industry, Seligman has considered, and continues to consider, numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9.	Is Seligman involved with any federal or state investigation relating to market timing or late trading?

A.	Beginning in February 2004, Seligman was in discussions with the New York staff of the SEC and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman mutual funds. No late trading is involved. This review was apparently stimulated by Seligman’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on Seligman that were unacceptable to Seligman, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman. Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman mutual funds to Seligman. Seligman objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some point in the future alleging, in substance, that Seligman permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure used by the Seligman Funds is and has been misleading. On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino, reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, the relief sought by the Attorney General or other sanctions or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Q10.	Does Seligman have any market timing arrangements at the current time?

A.	Market timing arrangements in the Seligman Funds have been prohibited. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11.	Have any employees been disciplined in connection with the Manager’s overall internal review?

A.	One employee has left Seligman.

Underlying ETFs

Types of Underlying ETFs

In pursuing their respective investment objectives, each Fund will invest in Underlying ETFs in accordance with the asset allocation and investment strategies contained in this Prospectus. Underlying ETFs in which the Funds may invest include those that seek to track the indices set forth below by primary asset class. In addition, Underlying ETFs may include ETFs that track different indices within these assets classes or indices corresponding to asset classes that are not listed below. There can be no assurances that any Fund will invest in any particular asset class or that any particular index and corresponding Underlying ETF will be used by any of the Funds. The Manager may, at its discretion, add other asset classes, indices and Underlying ETFs. Certain indices and Underlying ETFs, due to their characteristics, may fit into more than one asset class, and be used by the Manager for that purpose.

US Large-Capitalization Equity

■  Dow Jones US Select Dividend IndexSM

■  Russell 1000® Index

■  Russell 1000® Growth Index

■  Russell 1000® Value Index

■  Standard & Poor’s 500 Composite Stock Index (S&P 500®)

■  Standard & Poor’s 100 Stock Index
(S&P 100®)

■  NYSE US 100 Index®

■  Dow Jones Wilshire Large Cap Value Index

■  Dow Jones Wilshire Large Cap Growth Index

■  Morningstar Large Growth Index

■  Morningstar Large Value Index

■  S&P 500/Citigroup Pure Value Index

■  S&P 500/Citigroup Pure Growth Index

■  MSCI US Prime Market Value Index

■  WisdomTree LargeCap Dividend Index

US Mid-Capitalization Equity
■ Russell Midcap® Index ■ Russell Midcap® Value Index

■  Russell Midcap® Growth Index

■  Morningstar Mid Growth Index

■  Morningstar Mid Value Index

■  S&P MidCap 400/Citigroup Value Index

■  S&P MidCap 400/Citigroup Pure Value Index

■  S&P MidCap 400/Citigroup Growth Index

■  S&P MidCap 400/Citigroup Pure Growth Index

■  Dow Jones Wilshire Mid Cap Value Index

■  Dow Jones Wilshire Mid Cap Growth Index

■  Morgan Stanley Capital International United States Mid Cap Value Index

■  Morgan Stanley Capital International United States Mid Cap Growth Index

■  WisdomTree MidCap Dividend Index

US Small-Capitalization Equity

■  Russell 2000® Index

■  Russell 2000® Value Index

■  Russell 2000® Growth Index

■  S&P SmallCap 600® Index

■  Morningstar Small Growth Index

■  Morningstar Small Value Index

■  S&P SmallCap 600/Citigroup Value Index

■  S&P SmallCap 600/Citigroup Pure Value Index

■  S&P SmallCap 600/Citigroup Growth Index

■  S&P SmallCap 600/Citigroup Pure Growth Index

■  Dow Jones Wilshire Small Cap Value Index

■  Dow Jones Wilshire Small Cap Growth Index

■  MSCI US Small Cap Value Index

■  MSCI US Small Cap Growth Index

■  WisdomTree SmallCap Dividend Index

International Equity
■ Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index®) ■ Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets (EM) IndexSM)
■ WisdomTree International LargeCap Dividend Index ■ WisdomTree International SmallCap Dividend Index

Fixed Income

■  iBoxx® $ Liquid Investment Grade Index

■  iBoxx® $ Liquid High Yield Index

■  Lehman Brothers 1-3 Year US Treasury Index

■  Lehman Brothers US Aggregate Index

■  Lehman Brothers US Treasury TIPS Index

■  Lehman Brothers Government/Credit Bond Index

Real Estate Securities

■  Dow Jones US Real Estate Index

■  Dow Jones Wilshire Ex-US Real Estate Securities Index

■  Wilshire REIT Index

■  FTSE-NAREIT Equity REIT Index[1]

■  Cohen & Steers Realty Majors Index

■  UBS Global Real Estate Investors Index[1]

■  FTSE EPRA/NAREIT Global Real Estate Index[1]

By way of example, Underlying ETFs may include specific series of iShares Trust, iShares, Inc., SPDR Trust Series 1, MidCap SPDR Trust and other ETFs that have obtained exemptive orders from the Securities and Exchange Commission (the “SEC”).2 Underlying ETFs file financial and other information with the SEC. Such information is publicly available at www.sec.gov. No representation or warranty is hereby made as to the accuracy or completeness of any such information.

[1]	As of the date of this Prospectus, the index is not being tracked by an ETF.
[2]

iShares is a registered mark of Barclays Global Investors, N.A. (“BGI”), and the indices and underlying ETFs noted above are registered marks of various institutions. The Series or the Series’ Funds offered by this Prospectus are not sponsored, endorsed, sold, or promoted by BGI, any other ETF sponsor or index sponsor. BGI, other ETF sponsors and index sponsors make no representations or warranties to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds. BGI, other ETF sponsors and index sponsors have no obligation or liability in connection with the operation, marketing, trading or sale of the Funds.

Limitations on Investing in Other Investment Companies

Generally, under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund may not acquire shares of another investment company (including Underlying ETFs) if, immediately after such acquisition, (i) such Fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such Fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such Fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Funds) in excess of these limits. The Funds’ ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC, and the Underlying ETF and the Funds take appropriate steps to comply with relevant terms and conditions of such orders.

A Fund will invest in an Underlying ETF only if the SEC has issued such an exemptive order to the Underlying ETF which permit investment companies, including the Funds, to invest in the Underlying ETF beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Underlying ETF before investing in them in excess of the 3% limitation in the 1940 Act. To the extent other ETFs obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other ETFs in excess of the limitations set forth in the 1940 Act. Each Fund may invest greater than 25% of its assets in any one Underlying ETF, although no Fund intends to invest greater than 40% of its assets in any one Underlying ETF.

To the extent the limitations of the 1940 Act apply to an Underlying ETF, such limitations may prevent a Fund from allocating its investments in the manner that the Manager considers optimal, or cause the Manager to select a similar index or sector-based mutual fund or other investment company (each, an “Other Investment Company”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) (“Stock Baskets”) as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the Manager believes they represent more attractive opportunities than similar Underlying ETFs.

Each Fund invests a substantial portion of its assets in Underlying ETFs. Accordingly, each Fund’s performance depends upon a favorable allocation among Underlying ETFs as well as the ability of Underlying ETFs to generate favorable performance.

Certain Risks of Underlying ETFs

The following summarizes certain risks associated with investments in Underlying ETFs. The summary is not intended to be exhaustive.

There can be no assurance that the investment objective(s) of any Underlying ETFs will be achieved. Each Underlying ETF’s investments (both equity and fixed-income) may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

An investment in Underlying ETFs is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The US government does not guarantee the market value or the current yield of government securities. Each Underlying ETF’s net asset value, yield (if applicable) and total return will fluctuate and are not guaranteed by the US government.

Equity-Related Risks

The following risks relate to investments in equity securities, including common stocks, securities convertible into common stocks, options and warrants. TargETFund 2045, TargETFund 2035 and TargETFund 2025 will initially invest most or all of their respective assets in Underlying ETFs investing primarily in equity securities. TargETFund 2015 and TargETFund Core will invest a substantial portion of their assets in Underlying ETFs investing primarily in equity securities.

Securities of Large-Capitalization Companies—Certain Underlying ETFs invest a portion of their assets in the stocks of large-capitalization companies. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline. This could adversely affect these Underlying ETF’s performance.

Securities of Small-Capitalization Companies—Certain Underlying ETFs invest in the stocks of small-capitalization companies. Investments in such companies typically involve greater risks than investments in larger-capitalization companies. Small-capitalization companies, as a whole, may have shorter operating histories, less experienced management and limited product lines, markets and financial or managerial resources. In addition, such companies may be thinly traded and therefore subject to greater price volatility. Also, such companies may be more vulnerable than larger-capitalization companies to adverse business or economic developments.

Securities of Mid-Capitalization Companies—Certain Underlying ETFs invest a portion of their assets in the stocks of mid-capitalization companies. These companies, to certain degrees, are subject to the risks associated with investments in large-capitalization companies and small- capitalization companies, each as described above.

Sector Volatility—Certain Underlying ETFs may invest more heavily in certain industries or sectors believed by the Manager to offer good investment opportunities. If any of these industries or sectors fall out of favor, performance may be negatively affected.

Non-Diversification—Certain Underlying ETFs are classified as non-diversified. This means that such an Underlying ETF may invest most of its assets in securities issued by or representing a small number of companies. As a result, such an Underlying ETF may be more susceptible to risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Illiquid Securities and Derivatives—Certain Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives, such as stock index futures. These investments involve higher risk and subject such Underlying ETFs to higher price volatility.

Foreign Securities—Certain Underlying ETFs may invest in securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Emerging Markets Securities—Certain Underlying ETFs may invest in securities of issuers located in emerging countries. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many US companies.

Real Estate-Related Risks

Risks of Real Estate Investments and REITs—Certain Underlying ETFs may invest in securities issued by real estate companies (including REITs) and these may be subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other capital; overbuilding; lack of completion of developments or delays in completion; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws or other government regulations; costs resulting from the clean-up of, and legal liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; limitations on, or unavailability of, insurance on favorable economic terms; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; tenant bankruptcies and other credit problems; changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy; uninsured damages, including those arising from floods, earthquakes or other natural disasters or from acts of war or terrorism; changes in interest rates; and legal, cultural or technological developments.

These risks, including the perception that these risks may materialize, could contribute to a decline in dividends received and paid by an Underlying ETF and a decline in the value of its investments and, consequently, its share price. To the extent investments are concentrated in particular geographical regions or types of real estate companies, it may be subject to certain of these risks to a greater degree.

The above factors may also adversely affect a borrower’s or a lessee’s ability or willingness to meet its obligations to the real estate company. In the event of a default by a borrower or lessee, the real estate company may suffer losses, experience delays in enforcing its rights as a mortgagee or lessor and incur substantial costs associated with protecting its investments.

Equity REITs (those REITs that invest a majority of their assets in real property and derive their in come primarily from rents) may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs (those REITs that invest a majority of their assets in real estate mortgages and derive their income primarily from interest payments) may be affected by the quality of any credit extended, interest rates and refinancings. Further, REITs are dependent upon management skills and generally may not be diversified. As a result, performance of any REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. REITs are also subject to heavy cash flow dependency. REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the 1940 Act. Any such failure by a REIT could adversely affect the value of an investment in an Underlying ETF that invests in REITs.

REITs have ongoing operating fees and expenses, which may include management, advisory and administration fees or expenses. These fees and expenses are borne by REIT shareholders, including an Underlying ETF, and indirectly, the Funds.

Interest Rate Risk—Because investors generally look to real estate companies for a stream of income, the prices of real estate company shares may be more sensitive to changes in interest rates than are other equity securities.

Fixed-Income-Related Risks

The following risks relate to investments in fixed-income securities in which certain Underlying ETFs may invest, including bonds, notes and mortgage-backed securities.

Credit risk—A fixed-income security may deteriorate in quality to such an extent that its rating is downgraded or its market value declines. Credit risk also includes the risk that an issuer of fixed-income securities would not be able to make or timely make interest and principal payments. If an Underlying ETF holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Ratings by Moody’s and S&P are generally accepted measures of credit risk. However, these ratings have limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future condition. Frequently there is a lag between the time the rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Market risk—Fixed-income securities in which the relevant Underlying ETFs invest are traded principally by dealers in the over-the-counter market. Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. Adverse market conditions could reduce the number of ready buyers.

Interest-Rate Risk—Generally, as interest rates rise, the value of fixed-income securities will decline. This effect of interest rates is usually greater for longer-term securities. Longer-term securities generally tend to produce higher yields but are subject to greater market fluctuations as a result of changes in interest rates than fixed-income securities with shorter maturities.

Additionally, when interest rates are falling, the inflow of new money into each of these Underlying ETFs from their sale of shares will likely be invested in securities producing lower yields than the balance of the Underlying ETF’s assets, reducing the current yield of the Underlying ETF. In periods of rising interest rates, the opposite may be true. Certain Underlying ETFs invest in securities issued by the US government, which are considered among the safest of fixed-income investments. However, their market values, like those of other debt secu -

rities, will fluctuate with changes, real or anticipated, in the level of interest rates. The value of an Underlying ETF that invests in US government securities will fluctuate accordingly, and its yield will vary based on the yield of its portfolio securities.

Illiquid Securities and Derivatives—Certain Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives. These investments involve higher risk and subject these Underlying ETFs to higher price volatility.

Foreign Securities—Certain Underlying ETFs may invest in fixed-income securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Shareholder Information

Deciding Which Class of Shares to Buy

Each Class of a Fund represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

■	How long you intend to remain invested in each Fund, or another Seligman mutual fund.

■

If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a contingent deferred sales charge) and pay higher ongoing 12b-1 fees, or in the case of employee benefit plans eligible to purchase Class R shares, be subject to a CDSC for a shorter period of time and pay higher ongoing 12b-1 fees.

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A

■	Initial sales charge on Fund purchases, as set forth below:

Amount of your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Discount as a % of Offering Price
Less than $50,000	4.75%	4.99%	4.25%
$50,000 – $99,999	4.00	4.17	3.50
$100,000 – $249,999	3.50	3.63	3.00
$250,000 – $499,999	2.50	2.56	2.25
$500,000 – $999,999	2.00	2.04	1.75
$1,000,000 and over(2)	0.00	0.00	0.00

(1)	“Offering Price” is the amount that you actually pay for each Fund’s shares; it includes the initial sales charge.
(2)	You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

■	Annual 12b-1 fee (for shareholder services) of up to 0.25%.

■	No initial sales charge on reinvested dividends or capital gain distributions.

Information Regarding Breakpoint Discounts for Class A Shares

Purchases of Class A shares by a “single person” may be eligible for the reduced initial sales charges (“Breakpoint Discounts”) that are described above. For the purpose of the Breakpoint Discount thresholds, “single persons” includes individuals and immediate family members (i.e., husband, wife, and minor child), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a “single person”, please consult the Series’ Statement of Additional Information. “Single persons” may be eligible for Breakpoint Discounts under the following circumstances:

Discounts and Rights of Accumulation. Breakpoint Discounts contemplated above are available under a Seligman Group of Funds program referred to as “Rights of Accumulation.” Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a “single person” in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A and Class B shares of other Seligman mutual funds already owned by the “single person” other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a “single person” through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.

The value of the shares contemplated by items (ii) and (iii) above (collectively, the “Prior Owned Shares”) will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of a Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. This program also applies separately to Class C shares. Accordingly, with respect to a letter of intent to purchase Class C shares, no other share class will be aggregated with Class C shares. Please see the Class C sales charge schedule of Breakpoint Discounts below.

Eligible Employee Benefit Plans. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within eighteen months prior to plan termination.

BISYS Plans. Plans that (i) own Class B shares of any Seligman mutual fund and (ii) participate in Seligman Growth 401(k) through BISYS’s third-party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within eighteen months prior to plan termination.

CDSCs. Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the Series’ Statement of Additional Information.

Additional Information. For more information regarding Breakpoint Discounts, please consult the Series’ Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

Information Regarding Sales of Class A Shares at Net Asset Value

Class A shares of a Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of such Fund, the other investment companies in the Seligman Group, Seligman, SDC and Seligman’s affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the Series’ Statement of Additional Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Funds’ distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside Directors, or pursuant to a “fund of funds” arrangement; certain “eligible employee benefit plans”; those partners and employees of outside counsel to the Funds or its directors or trustees who regularly provide advice and services to the Funds, to other funds managed by Seligman, or to their directors or trustees; in connection with sales pursuant to retirement plan alliance programs that have a written agreement with the Fund’s distributor; and to participants in certain retirement and deferred compensation plans and trusts for which certain entities act as broker-dealer, trustee, or recordkeeper.

For more information about those who can purchase shares of the Funds without a sales charge and other relevant information, please consult the Series’ Statement of Additional Information. In addition, this information can be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Class B

■	Class B shares have been authorized by the Board of Directors but are not currently being offered.

■	No initial sales charge on purchases.

■	A declining CDSC on shares sold within 6 years of purchase:

Years Since Purchase	CDSC
Less than 1 year	5%
1 year or more but less than 2 years	4
2 years or more but less than 3 years	3
3 years or more but less than 4 years	3
4 years or more but less than 5 years	2
5 years or more but less than 6 years	1
6 years or more	0

■	Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%.

■	Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Your purchase of Class B shares must be for less than $250,000, because if you invest $250,000 or more, you will pay less in fees and charges if you buy another Class of shares. If you are considering purchasing Class B shares in an amount greater than $50,000 initially or over time (e.g., over thirteen months), you should consider whether you would be better off purchasing Class A or Class C shares, including pursuant to a Class A or Class C letter of intent. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

Class C

■	Initial sales charge on Fund purchases, as set forth below:

Amount of your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Discount as a % of Offering Price
Less than $100,000	1.00%	1.01%	1.00%
$100,000 – $249,999	0.50	0.50	0.50
$250,000 – $999,999	0.00	0.00	0.00

(1)	“Offering Price” is the amount that you actually pay for each Fund’s shares; it includes the initial sales charge.

■	A 1% CDSC on shares sold within eighteen months of purchase.

■	Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%.

■	No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

■	No initial sales charges on reinvested dividends or capital gains distributions.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

When purchasing shares through certain financial intermediaries listed in the Series’ Statement of Additional Information, investors may also buy Class C shares without an initial sales charge and with a 1% CDSC on shares sold within twelve months of purchase. Such intermediaries are known as Level Load Intermediaries.

In addition, in connection with the purchase of Class C shares by a “single person” (as defined above and in the Series’ Statement of Additional Information), investors may be eligible for Breakpoint Discounts, as provided in the Class C sales charge schedule, through a Right of Accumulation and a letter of intent as described above. For the purpose of determining eligibility for a Breakpoint Discount under a Right of Accumulation or letter of intent in respect of Class C shares, no other share class will be aggregated with Class C shares.

Class D*

■	No initial sales charge on purchases.

■	A 1% CDSC on shares sold within one year of purchase.

■	Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%.

■	No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

*	Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of another Seligman mutual fund; (2) if your financial advisor of record maintains an omnibus account at SDC; or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

Class R**

■	No initial sales charge on purchases.

■	A 1% CDSC on shares sold within one year of the plan’s initial purchase of Class R shares of the Fund.

■	Annual 12b-1 fee (for distribution and shareholder services) of 0.50%.

■	No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

**	Class R shares are not available to all investors. You may purchase Class R shares only if you are a qualified or non-qualified employee benefit plan or arrangement (other than a Section 403(b) plan sponsored by public educational institutions) that provides for the purchase of Fund shares and has (1) less than $20 million in assets (determined at the time of initial investment in the Seligman Group of mutual funds); and (2) at least (a) $500,000 invested in the Seligman Group of mutual funds or (b) 50 eligible employees to whom such plan is made available.

The Manager (as well as the Funds’ distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Series’ Statement of Additional Information.

The Series has adopted a plan under Rule 12b-1 of the 1940 Act that allows each Class of the Funds to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because each Fund’s 12b-1 fees are paid out of each Class’s assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of charges.

The Series’ Board of Directors believes that no conflict of interest currently exists between the Funds’ various classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the 1940 Act and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares’ original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of any Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of the Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman mutual fund, it will be assumed that you held the shares of the other Seligman mutual fund since the date you originally purchased the shares of the Fund. Similarly, when you exchange shares of another Seligman mutual fund for shares of a Fund, it will be assumed that you held the shares of the Fund since the date you originally purchased shares of the other Seligman mutual fund.

The CDSC on Class A, Class B, Class C, Class D and Class R shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans, 401(k) plans and IRAs; in connection with shares sold to current and retired Directors of the Series; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) and retirement programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. The CDSC may also be waived on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund. For more information, please consult the Series’ Statement of Additional Information or www.seligman.com.

CDSCs and the Combination of Funds

As discussed above, each of the Target Date Funds will automatically be combined with TargETFund Core during their respective target year. The Manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of TargETFund Core at net asset value, with the shares of TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of TargETFund Core acquired as a result of the combination of Funds.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class’s net asset value (“NAV”) next calculated after Seligman Advisors accepts your request. However, in some cases, each Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of each Fund. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions “Important Policies That May Affect Your Account” and “Frequent Trading of Fund Shares.” Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

NAV: Computed separately for each Class by dividing that Class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange (“NYSE”), the order will be executed at the Class’s NAV calculated as of the close of regular trading on the next NYSE trading day, subject to any applicable sales charge. When you sell shares, you receive the Class’s per share NAV, less any applicable CDSC.

The NAV of each Fund’s shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because certain or all of the Funds may invest in Underlying ETFs holding portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Underlying ETFs do not price their shares, the value of a Fund’s portfolio securities (i.e., Underlying ETFs that invest in securities that are primarily listed on foreign exchanges) may change on days when you may not be able to buy or sell Fund shares. Because of their higher 12b-1 fees, the NAV of Class B, Class C, Class D and Class R shares will generally be lower than the NAV of Class A shares of a Fund.

Underlying ETFs and other securities owned by each Fund are valued at current market prices. If Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Series’ Board of Directors. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intraday trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Opening Your Account

The Funds’ shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you.

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check made payable to the Fund directly to

SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment.

The required minimum initial investments per Fund are:

■	Regular (non-retirement) accounts: $1,000

■	For accounts opened concurrently with Invest-A-Check®:
•	$100 to open if you will be making monthly investments
•	$250 to open if you will be making quarterly investments

You may buy shares of any Fund for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this Prospectus for information and to receive the proper forms.

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in that Fund and the other Seligman mutual funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:

Seligman Data Corp.

P.O. Box 9759

Providence, RI 02940-9759

If you want to be able to buy, sell, or exchange shares by telephone, you should elect telephone services on the account application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.

P.O. Box 9766

Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-a-Check®. You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (“ACH”) member bank. If your bank is not a member of ACH, the Funds will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check®, you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check®, you must continue to make automatic investments until a Fund’s minimum initial investment of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check® investments may be made for any amount.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in the Seligman Cash Management Fund, you may exchange shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.

Dividends From Other Investments. You may have your dividends from other companies invested in the Funds. (Dividend checks must include your name, account number, Fund name and class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

The Funds may permit investments that are lower than the investment minimums described in this Prospectus for those employees whose employers permit investments in the Seligman Group of Funds via a direct deposit through a payroll deduction program.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell a Fund’s shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy shares of a Fund. Exchanges will be made at each fund’s respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check® or Systematic Withdrawals) to a new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund you must exchange enough to meet the new fund’s minimum initial investment. See “The Seligman Mutual Funds” for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund’s prospectus before investing. Some funds may not offer all classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see “Important Policies That May Affect Your Account.”

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically within 2 business days after your shares are sold).

You may sell shares to a Fund through an authorized dealer or your financial advisor. The Funds do not charge any fees or expenses, other than any applicable CDSC, for this transaction; however the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and the Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

■	A signed, written redemption request;
■	Telephone confirmation; and
■	A medallion signature guarantee.

Telephone confirmations will not affect the date on which your shares are redeemed, but may delay the payment of proceeds.

Medallion Signature Guarantee:

Protects you and each Seligman mutual fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most major financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

You may need to provide additional documents to sell Fund shares if you are:

■	a corporation;
■	an executor or administrator;
■	a trustee or custodian; or
■	in a retirement plan.

Contact an authorized dealer, your financial advisor or SDC’s Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C, Class D or Class R shares, you may annually withdraw 12%, 10%, 10% or 10%, respectively, of the value of your accounts (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in TargETFund Core, you may ask SDC to provide checks which may be drawn against your account. This service is available only for accounts in TargETFund Core and not the other Funds in the Series. You can elect this service on your initial application, or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B, C, D or R shares, check redemptions may be subject to CDSC.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

■	Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of the Fund’s net assets;

■	Refuse any request to buy Fund shares;

■	Reject any request received by telephone;

■	Suspend or terminate telephone services;

■	Reject a medallion signature guarantee that SDC believes may be fraudulent;

■

Close your fund account if its value falls below $500, although the Fund generally will not close an account that falls below $500 as a result of a market decline. The Fund will notify you in writing at least 30 days before closing the account;

■	Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); and

■	Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

Telephone Services

You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

■

Sell shares (up to $50,000 per day, payable to account owner(s) and mailed to the address of record or if you have current ACH bank information on file you may have your redemption proceeds directly deposited to your bank account);

■	Exchange shares between Seligman mutual funds;

■	Change dividend and/or capital gain distribution options;

■	Change your address; and

■	Establish systematic withdrawals to address of record.

If you do not elect telephone services on your account application when you open your account, or opened your account through an authorized dealer or your financial advisor, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

■	Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

■	Corporations may not sell Fund shares by phone;

■	IRAs may only exchange Fund shares or request address changes by phone; and

■

Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund’s NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will adopt reasonable procedures to determine whether a request appears to be genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege

If you sell Fund shares, you may elect, within 120 calendar days, to use part or all of the proceeds to buy shares of the same Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, you may receive a credit for the applicable CDSC paid. This privilege may be exercised only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of Fund shares. In this regard, the Board of Directors of the Series has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund’s portfolio. If any Fund, Seligman Advisors (the Funds’ distributor) or SDC (the Funds’ shareholder servicing agent) (referred to collectively below as the “Seligman Parties”) determine that you have exchanged more than twice from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund’s shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program). In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds’ policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund’s portfolio, hinder such Fund’s ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Dividends and Capital Gain Distributions

Each Fund generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Fund may sell Underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each Underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions, and changes in Seligman Time Horizon Matrix, each Fund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Fund may not fully utilize capital losses (to offset capital gains) from the sale of Underlying ETFs at a loss. In addition, Underlying ETFs may distribute capital gains to the Funds.

Dividend:

A payment by a mutual fund, usually derived from a Fund’s net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund’s portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates its NAV.

You may elect to:

(1)	reinvest both dividends and capital gain distributions;

(2)	receive dividends in cash and reinvest capital gain distributions; or

(3)	receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions, if any, will be reinvested if you do not instruct otherwise or if you own Fund shares in a Seligman tax-deferred retirement plan.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, typically within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends, if any, on Class B, Class C, Class D and Class R shares of a Fund will be lower than the dividends on Class A shares of that Fund as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class of a Fund.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. To the extent a Fund receives certain tax benefits on dividends that it receives, these pass-through benefits may not be realized by an investor in the Fund. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on gains resulting from the sale or exchange of Fund shares.

You may be taxed at different rates on capital gains distributed by a Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder’s situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

Each of the Target Date Funds will automatically be combined with the TargETFund Core during their respective target years. The Manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of TargETFund Core at net asset value, with the shares of TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the Manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of Funds.

The Seligman Mutual Funds

EQUITY

Specialty

Seligman Communications and Information Fund

Seeks capital appreciation by investing in companies operating in the communications, information and related industries.

Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company

Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund

Seeks long-term capital appreciation by investing in common stocks of smaller companies, deemed to be “value” companies by the investment manager.

Medium Company

Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

Large Company

Seligman Common Stock Fund

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund

Seeks long-term capital appreciation.

Seligman International Growth Fund

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in international markets.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be “value” companies by the investment manager.

Balanced

Seligman Income and Growth Fund

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate Securities

Seligman LaSalle Global Real Estate Fund

Seeks total return through a combination of current income and long-term capital appreciation by investing in equity and equity-related securities issued by global real estate companies, such as US real estate investment trusts (REITs) and similar entities outside the US.

Seligman LaSalle Monthly Dividend Real Estate Fund

Seeks to produce a high level of current income with capital appreciation as a secondary objective by investing in equity and equity-related securities issued by real estate companies, such as real estate investment trusts (REITs).

FIXED-INCOME

Income

Seligman High-Yield Fund

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

Seligman Core Fixed Income Fund

(formerly, Seligman Investment Grade Fixed Income Fund)

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities.

Seligman U.S. Government Securities Fund

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

Municipal

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California	Louisiana	New Jersey
• High-Yield	Maryland	New York
• Quality	Massachusetts	North Carolina
Colorado	Michigan	Ohio
Florida	Minnesota	Oregon
Georgia	Missouri	Pennsylvania
South Carolina

* A small portion of income may be subject to state and local taxes.

Money Market

Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Time Horizon/Harvester Series, Inc. offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Time Horizon 10 Fund.

Seligman TargetHorizon ETF Portfolios, Inc. offers five asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2045

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2045 approaches.

Seligman TargETFund 2035

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2035 approaches.

Seligman TargETFund 2025

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2025 approaches.

Seligman TargETFund 2015

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2015 approaches.

Seligman TargETFund Core

Seeks capital appreciation and preservation of capital with current income.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each of TargETFund 2025, TargETFund 2015 and TargETFund Core for the periods presented. TargETFund 2045 and TargETFund 2035 are newly organized so financial highlights are not yet available. Financial highlights in respect of TargETFund 2045 and TargETFund 2035 will be published in the Series’ Mid-Year Report dated March 31, 2007 and in the Series’ next available annual update of this Prospectus. Certain information reflects financial results for a single share of a Class that was held throughout the period shown. Per share amounts are calculated based on average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any fees, sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized. The ratios of expenses and net investment income to average net assets do not reflect the expenses of Underlying ETFs in which the Funds invest. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Series’ financial statements, is included in the Series’ Annual Report, which is available upon request.

TargETFund 2025

	October 3, 2005* to September 30, 2006
	Class A		Class C		Class D		Class R
Per Share Data:
Net asset value, beginning of period	$7.14		$7.14		$7.14		$7.14
Income from investment operations:
Net investment income	0.03		(0.03)		(0.03)		0.01
Net realized and unrealized gain on investments	0.74		0.77		0.77		0.75
Total from investment operations	0.77		0.74		0.74		0.76
Less distributions:
Dividends from net investment income	(0.04)		(0.04)		(0.04)		(0.04)
Total distributions	(0.04)		(0.04)		(0.04)		(0.04)
Net asset value, end of period	$7.87		$7.84		$7.84		$7.86
Total Return	10.87%		10.42%		10.42%		10.72%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,564		$6,412		$5,097		$14
Ratio of expenses to average net assets	0.98%	†	1.73%	†	1.73%	†	1.23%	†
Ratio of net investment income to average net assets	0.34%	†	(0.41)%	†	(0.41)%	†	0.09%	†
Portfolio turnover rate	16.54%		16.54%		16.54%		16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.01%	†	2.76%	†	2.76%	†	2.26%	†
Ratio of net investment income (loss) to average net assets	(0.69)%	†	(1.44)%	†	(1.44)%	†	(0.94)%	†

See footnotes on page 55.

Financial Highlights

TargETFund 2015

	October 3, 2005* to September 30, 2006
	Class A		Class C		Class D		Class R
Per Share Data:
Net asset value, beginning of period	$7.14		$7.14		$7.14		$7.14
Income from investment operations:
Net investment income	0.08		0.03		0.03		0.06
Net realized and unrealized gain on investments	0.69		0.71		0.71		0.70
Total from investment operations	0.77		0.74		0.74		0.76
Less distributions:
Dividends from net investment income	(0.05)		(0.04)		(0.04)		(0.05)
Total distributions	(0.05)		(0.04)		(0.04)		(0.05)
Net asset value, end of period	$7.86		$7.84		$7.84		$7.85
Total Return	10.78%		10.43%		10.43%		10.63%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$9,452		$8,506		$5,059		$16
Ratio of expenses to average net assets	0.98%	†	1.73%	†	1.73%	†	1.23%	†
Ratio of net investment income to average net assets	1.12%	†	0.37%	†	0.37%	†	0.87%	†
Portfolio turnover rate	11.63%		11.63%		11.63%		11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.88%	†	2.63%	†	2.63%	†	2.13%	†
Ratio of net investment income (loss) to average net assets	0.22%	†	(0.53)%	†	(0.53)%	†	(0.03)%	†

See footnotes on page 55.

Financial Highlights

TargETFund Core

	October 3, 2005* to September 30, 2006
	Class A	Class C	Class D	Class R
Per Share Data:
Net asset value, beginning of period	$7.14	$7.14	$7.14	$7.14
Income from investment operations:
Net investment income	0.17	0.12	0.12	0.15
Net realized and unrealized gain on investments	0.43	0.44	0.43	0.43
Total from investment operations	0.60	0.56	0.55	0.58
Less distributions:
Dividends from net investment income	(0.14)	(0.09)	(0.09)	(0.13)
Distributions from net realized capital gain	Ø	Ø	Ø	Ø
Total distributions	(0.14)	(0.09)	(0.09)	(0.13)
Net asset value, end of period	$7.60	$7.61	$7.60	$7.59
Total Return	8.58%	8.03%	7.88%	8.32%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$15,505	$12,350	$15,138	$1,242
Ratio of expenses to average net assets	0.98%†	1.73%†	1.73%†	1.23%†
Ratio of net investment income to average net assets	2.34%†	1.59%†	1.59%†	2.09%†
Portfolio turnover rate	21.70%	21.70%	21.70%	21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.51%†	2.26%†	2.26%†	1.76%†
Ratio of net investment income to average net assets	1.81%†	1.06%†	1.06%†	1.56%†

*	Commencement of operations. Total return is calculated from the opening of business on October 3, 2005.
†	Annualized.
††	The Manager reimburses certain expenses of the Fund.
Ø	A short-term gain of $0.004 was paid.

Appendix A

Seligman Time Horizon Matrix Asset Classes

Seligman Time Horizon Matrix is the result of extensive ongoing proprietary research by the Manager that examines the historical performance of different asset classes over different time periods. The Manager compared the performance of these various asset classes over a number of one-, five-, 10- and 20-year holding periods from 1950 to 2006 to assess the relative volatility of the asset classes over time. The asset classes are listed below. In performing its research, the Manager selected certain unmanaged indices as approximations for the respective asset classes. The unmanaged indices (in which investors cannot directly invest) used in the research are identified next to their respective asset classes.

US Small-Company Stocks:  1979-2006: Russell 2000 Index; 1950-1978: Ibbotson Small Stock Index

US Medium-Company Stocks:  1979-2006: Russell Midcap Index; 1950-1978: Estimated as the midpoint between the total return for the Ibbotson Small Stock Index and the Standard & Poor’s 500 Composite Stock Index (“S&P 500”)

US Large-Company Stocks:  1950-2006: S&P 500

International Small-Company Stocks:  1990-2006: Citigroup Extended Markets Index World Ex. US; 1986-1989: NatWest Securities Ltd. (“NWSL”) Global Ex. U.S. Smaller Companies Index; 1970-1985: Estimated as the difference between the Morgan Stanley Capital International (“MSCI”) Europe Australasia and Far East (“EAFE”) Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

Emerging Markets:  1988-2006: MSCI Emerging Markets Free Index; 1985-1987: IFC Global Emerging Composite; 1970-1984: Estimated as the difference between the MSCI EAFE Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

International Large-Company Stocks:  1970-2006: MSCI EAFE Index; 1950-1969: Estimated as the S&P 500

Investment Grade Fixed Income:  1973- 2006: Lehman Brothers Government/Credit Bond Index; 1969-1972: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

High-Yield Corporate Securities:  1989-2006: Citigroup High Yield Market Index; 1981-1988: Credit Suisse First Boston High Yield Index II; 1969-1980: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

US Corporate Bonds:  2004-2006: Citigroup BIG Credit-High Grade (10+ Y) AAA-AA Rated (LOC) Index; 1969-2003: Citigroup High Grade Corporate Index; 1950-1968: Ibbotson Long-Term Corporate Bonds Estimate.

US Government Bonds:  1973-2006: Lehman Brothers Government Bond Index; 1950-1972: Ibbotson Long-Term Government Bond Index. To the greatest extent possible, each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon, and whose returns did not reflect potential tax benefits, impaired negotiability, or special redemption or call privileges, was used.

Real Estate:  1972-2006: FTSE-NAREIT Equity REIT Index; 1950-1971: Estimated through regression analysis.

Cash Equivalents:  US 90-Day Treasury Bills.

Inflation:  1978-2006: Consumer Price Index for All Urban Consumers; 1950-1977: Consumer Price Index.

How to Contact Us

The Funds

Write to	Corporate Communications/Investor Relations Department J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Your Regular (Non-Retirement) Account

Write to	Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

For investments into an account	P.O. Box 9766 Providence, RI 02940-9766

For non-investment inquiries	P.O. Box 9759 Providence, RI 02940-9759

For matters requiring overnight delivery	101 Sabin St. Pawtucket, RI 02860

Phone	Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Your Retirement Account

Write to	Retirement Plan Services Seligman Data Corp. 100 Park Avenue New York, NY 10017

Phone	Toll-free (800) 445-1777

24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

You will have instant access to price, yield, account balance, most recent transaction, and other information.

SELIGMAN ADVISORS, INC.

an affiliate of

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

For More Information

The following information is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

The Statement of Additional Information (“SAI”) contains additional information about the Funds. The SAI is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (and are legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. As applicable in the Series’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during the relevant period. The Series’ SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about the Funds, including the Prospectus and SAI, can be viewed and copied at the SEC’s public reference room in Washington D.C. For information about the operation of the public reference room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the Edgar database on the SEC’s internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section of the SEC, Washington, D.C. 20549-0102.

The website references in the Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number:    811-21788

Prospectus

February 1, 2007

Class I Shares

Seligman

TargetHorizon ETF Portfolios, Inc.

Asset Allocation Strategies Seeking to Manage Risk Over Time

•	Seligman TargETFund 2045

•	Seligman TargETFund 2035

•	Seligman TargETFund 2025

•	Seligman TargETFund 2015

•	Seligman TargETFund Core

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if any of these Funds are suitable for you.

Seligman TargetHorizon ETF Portfolios, Inc. is based on two processes developed by J. & W. Seligman & Co. Incorporated: Seligman Time Horizon MatrixSM and Seligman HarvesterSM, each an asset-allocation strategy. Seligman Time Horizon Matrix, Seligman Harvester, Seligman TargetHorizon ETF Portfolios, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015, Seligman TargETFund Core, and TargETFund are proprietary service marks of Seligman Advisors, Inc. Seligman Advisors, Inc. also holds a patent on the business methodologies and apparatus for implementing the Seligman Harvester Risk Management System.

ETF1 2/2007 CI

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

The Funds

Overview

J. & W. Seligman & Co. Incorporated (the “Manager”) serves as the investment manager for Seligman TargETFund 2045 (“TargETFund 2045”), Seligman TargETFund 2035 (“TargETFund 2035”), Seligman TargETFund 2025 (“TargETFund 2025”), Seligman TargETFund 2015 (“TargETFund 2015”) and Seligman TargETFund Core (“TargETFund Core”). Each Fund is a separate fund of Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”). The Funds are designed for investors who are seeking to have their asset allocation decisions made by a professional investment manager. TargETFund 2045, TargETFund 2035, TargETFund 2025 and TargETFund 2015 are collectively referred to herein as the “Target Date Funds” and are named in accordance with a calendar year targeted by an investor for retirement or other investment goal. TargETFund Core is primarily intended for a person who is retired, expected to retire within a short time or otherwise intends to seek withdrawals from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity (including real estate securities, e.g., real estate investment trusts (“REITs”)) and fixed-income asset classes.

Asset Allocation Strategies

Each Fund seeks to achieve its investment objective(s) based upon two asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. The foundation for these strategies is the historical observation that the relative risk of various asset classes changes over time. Based on this observation, the Manager believes that time, as well as asset allocation, can be used to diversify risk. The Manager uses both sophisticated statistical techniques and investment judgment to guide the asset allocations of each of the Funds. Extensive analyses of historical performance of asset classes are used to assess the relative risk of various asset allocations over different time periods. A series of questions and answers explaining more about Seligman Time Horizon Matrix and Seligman Harvester, as well as how an investor may invest in the Funds to take advantage of these strategies, appears later in this Prospectus under “Questions and Answers About the Funds.”

The asset allocation for each Fund is strategic. With respect to the Target Date Funds, the longer the time to their respective target year, the greater the emphasis generally on investing in asset classes that historically have provided capital appreciation, although such asset classes have historically experienced short-term volatility greater than asset classes that have historically provided less capital appreciation. In general, for time periods of 10 years or more, the Manager typically will emphasize investments in domestic small- and mid-capitalization equity asset classes and international equity asset classes, including emerging markets. As investment time horizons shorten, the relative risk of stocks and bonds begins to change, and the allocations to asset classes that have historically experienced higher short-term volatility are reduced in favor of an asset allocation that has historically experienced less short-term volatility. In addition, at 20 years or less to the target year, the Target Date Funds will steadily increase emphasis on those asset classes that potentially provide higher income, although capital appreciation will continue to be a consideration. Thus, over time it is expected that the portfolio allocation of each of the Target Date Funds will steadily shift toward less aggressive large- and medium-capitalization and dividend-producing equity asset classes and real estate securities (in the form of REITs), supplemented by an increasing allocation to the domestic fixed-income asset class. As further described

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below, TargETFund 2045 and TargETFund 2035 will approximately maintain their allocations (or such other allocations as may be deemed appropriate in the future) until they begin their “migration” process (as further described below), at which time these Funds are intended to become more conservative over time until their respective target years. Typically, Funds with 20 years or more to their target dates will have similar asset allocations. With regard to TargETFund Core, the Manager intends to allocate the Fund’s assets among large- and medium-capitalization equity asset classes (including domestic and international), REITs and the domestic fixed-income asset class.

Each Fund will seek to implement its strategies by investing in securities issued by those investment companies commonly referred to as “exchange-traded funds” or “ETFs”, whose shares are listed and traded on US stock exchanges or otherwise traded in the over-the-counter market. Generally, each ETF seeks to track a securities index or a basket of securities. The Manager believes that investments in ETFs provide each Fund with a cost-effective means of creating a diverse portfolio. A list of the indices tracked by the ETFs that the Funds may purchase begins on page 30 of this Prospectus, although other indices and corresponding ETFs may be used and added from time to time as deemed appropriate by the Manager. The ETFs in which the Funds may invest are referred to herein as “Underlying ETFs.” In addition, in pursuing its investment objective(s), each Fund may also invest directly in U.S. Government securities, high quality short-term debt instruments, cash and cash equivalents.

In a manner consistent with each Fund’s strategic allocation, the Manager will monitor and regularly modify each Fund’s asset allocation as the Manager believes is appropriate based upon its ongoing research or market or other conditions. In the event that the Manager believes such action is warranted, it may make tactical or short term shifts in the weightings of various asset classes. With regard to the Target Date Funds (as further described below), the Manager will undertake a risk management process called “migration” which involves the ongoing reallocation of each Target Date Fund’s investments in a manner that is designed to provide a periodic reduction in the expected volatility and an increase in potential income as the Target Date Funds move ever closer to their respective target year. Each of TargETFund 2045 and TargETFund 2035 will, under normal market conditions, approximately maintain their allocations (or such other allocations as may be deemed appropriate in the future) until the Funds begin migration, at which time they are intended to become more conservative over time until (at their respective target date year) their investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core).

The Manager will attempt to effect changes to the asset allocations of the Funds using capital inflows in order to minimize sales of Underlying ETFs held by the Funds. In addition, the Manager will attempt to correlate required capital outflows (e.g., those necessary to meet redemptions) with modifications to the asset allocations of each of the Funds. By taking such actions, the Manager seeks to minimize (to the extent possible) the realization of capital gains by the Funds and related tax consequences as well as the portfolio turnover of the Funds. However, there can be no assurances that the Manager will be able to effectuate changes to allocations primarily through these actions. In connection with periodic reallocations by the Manager, it is anticipated that the Funds will sell shares of Underlying ETFs they hold, and that such sales could generate capital gains or losses and related tax consequences. For more information, please see “Dividend and Capital Gain Distributions” and “Taxes” below. Such trading activity would also increase a Fund’s expenses due to transaction costs incurred in connection with the sale of Underlying ETFs (i.e., brokerage and related costs).

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Investment Objectives and Principal Investment Strategies of the Funds

Seligman TargETFund 2045

Investment Objective

Capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2045 approaches.

Principal Investment Strategies

TargETFund 2045 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2045, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2045. In this respect, under normal market conditions the Fund intends to maintain approximately the allocation described in the pie chart below (or such other allocation as may be deemed appropriate in the future) until 2025 when the TargETFund 2045 is intended to begin its migration process and become more conservative over time until (in 2045) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). During 2045, TargETFund 2045 will be combined with TargETFund Core, and TargETFund 2045 shareholders will automatically become shareholders of TargETFund Core.

As of December 31, 2006, the approximate asset allocation used by the Manager for TargETFund 2045 was as follows:

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2045 consistent with the foregoing asset classes, the Manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2045 to the international equity asset class (which includes emerging markets), the Manager may use Underlying ETFs that seek to replicate the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (the “MSCI EAFE Index®”) or the Morgan Stanley Capital International Emerging Markets Index (the “MSCI Emerging Markets (EM) Index®”) or a combination thereof.

Seligman TargETFund 2035

Investment Objective

Capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2035 approaches.

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Principal Investment Strategies

TargETFund 2035 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2035, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2035. In this respect, the Fund intends to maintain approximately the allocation described in the pie chart below (or such other allocation as may be deemed appropriate in the future) until 2015 when the TargETFund 2035 is intended to begin its migration process and become more conservative over time until (in 2035) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). During 2035, TargETFund 2035 will be combined with TargETFund Core, and TargETFund 2035 shareholders will automatically become shareholders of TargETFund Core.

As of December 31, 2006, the approximate asset allocation used by the Manager for TargETFund 2035 was as follows:

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2035 consistent with the foregoing asset classes, the Manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2035 to the domestic small-capitalization equity asset class, the Manager may use Underlying ETFs that seek to replicate the performance of the Russell 2000® Index.

Seligman TargETFund 2025

Investment Objective

Capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2025 approaches.

Principal Investment Strategies

TargETFund 2025 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2025, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2025. In this respect, TargETFund 2025 is intended to become more conservative over time until (in 2025) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). During 2025, TargETFund 2025 will be combined with TargETFund Core, and TargETFund 2025 shareholders will automatically become shareholders of TargETFund Core.

As of December 31, 2006, the approximate asset allocation target used by the Manager for TargETFund 2025 was as follows:

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The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2025 consistent with the foregoing asset classes, the Manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2025 to the domestic mid-capitalization equity asset class, the Manager may use Underlying ETFs that seek to replicate the performance of the Russell Midcap® Index.

Seligman TargETFund 2015

Investment Objective

Capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2015 approaches.

Principal Investment Strategies

TargETFund 2015 seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. In determining which Underlying ETFs to purchase for TargETFund 2015, the Manager will use an asset allocation strategy that is intended for a person who expects to retire or otherwise reach his/her investment goal around the year 2015. In this respect, TargETFund 2015 is intended to become more conservative over time until (in 2015) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). During 2015, TargETFund 2015 will be combined with TargETFund Core, and TargETFund 2015 shareholders will automatically become shareholders of TargETFund Core.

As of December 31, 2006, the approximate asset allocation target used by the Manager for TargETFund 2015 was as follows:

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund 2015 consistent with the foregoing asset classes, the Manager may use one or more Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate the assets of TargETFund 2015 to the domestic large-capitalization equity asset class, the Manager may use Underlying ETFs that seek to replicate the performance of the Standard & Poor’s Composite Stock Index (S&P 500®).

Seligman TargETFund Core

Investment Objective

Capital appreciation and preservation of capital with current income.

Principal Investment Strategies

TargETFund Core seeks to achieve its investment objective by investing at least 80% of its net assets in Underlying ETFs. The Manager will use an asset allocation strategy that is primarily intended for a person who is retired, expected to retire within a short time or otherwise intends to seek withdrawals from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity (including real

5

estate securities, e.g., REITs) and fixed-income asset classes. TargETFund Core’s diversified, balanced portfolio is described in the pie chart below.

As of December 31, 2006, the approximate asset allocation target used by the Manager for TargETFund Core was as follows:

The Manager may change allocation percentages and targeted asset classes at any time.

In allocating the assets of TargETFund Core consistent with the foregoing asset classes, the Manager intends to use a variety of Underlying ETFs that fall primarily within the general asset classes described in the chart above. For example, in seeking to allocate assets of TargETFund Core to the fixed-income asset class, the Manager may use Underlying ETFs that seek to replicate the Lehman Brothers US Aggregate Index.

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Principal Risks of an Investment in the Funds

An investment in any of the Funds, like an investment in any mutual fund, involves risks and could result in you losing money. An investment in a “fund of funds” (i.e., funds that invest in other funds) involves other risks as well. The following describes the principal investment risks associated with investments in the Funds.

The value of each Fund will fluctuate with changes in the value of its Underlying ETFs or other securities in which it invests, and you could lose money if you sell your shares at a price lower than you paid for them.

Because the assets of each Fund will be invested primarily in Underlying ETFs, each Fund’s investment performance is directly related to the investment performance of the Underlying ETFs in which it invests. The ability of a Fund to realize its investment objective will depend, in part, on the effectiveness of the Manager’s research and analysis in determining the appropriate asset allocation among Underlying ETFs.

In addition to a Fund’s operating expenses, you will indirectly pay your proportional share of the operating expenses of Underlying ETFs. Thus, the expenses you pay as an investor in a Fund will be higher than if you invested directly in Underlying ETFs.

There can be no assurances that the Funds will grow to or be able to maintain an economically viable size. If they do not, the Board of Directors of the Series may authorize the liquidation of any or all of the Funds. A liquidation can be authorized by the Board of Directors without a shareholder vote. The timing of any such liquidation might not be favorable to all shareholders.

An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The US government does not guarantee the market value or the current yield of government securities.

ETF Risks

Each Fund is exposed to the same risks as Underlying ETFs in direct proportion to the allocation of its assets among Underlying ETFs.

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Passive Investors—Each Underlying ETF is a “passive investor” and therefore generally invests in the securities and sectors contained in the index it seeks to track without regard for or analysis of the prospects of such securities or sectors. An Underlying ETF may invest in all of the securities in such index or in a representative sample of such securities. Underlying ETFs generally will not attempt to take defensive positions in volatile or declining markets or under other conditions.

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Tracking Risk—Underlying ETFs generally will not be able to duplicate exactly the performance of the underlying indexes they seek to track. The difference in performance between an Underlying ETF and the index it seeks to track can be due to, among other factors, the expenses that the Underlying ETF pays, regulatory constraints, investment strategies or techniques undertaken by an Underlying ETF (e.g., investments in options or futures) and changes to an underlying index. In addition, there may exist a lack of correlation between the securities in an index and those actually held by an Underlying ETF.

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Net Asset Value—The market price of an Underlying ETF may be different from the net asset value of such Underlying ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Fund that invests in such an Underlying ETF could be adversely impacted.

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Market Trading Risk—Although Underlying ETFs are generally listed on securities exchanges, there can be no assurances that an active trading market for such Underlying ETFs will be maintained. In addition, secondary market trading in Underlying ETFs may be halted by a national securities exchange because of market

7

conditions or for other reasons. There can be no assurances that the requirements necessary to maintain the listing of the Underlying ETFs will continue to be met or will remain unchanged.

In addition to the risks described above, each Fund is exposed to the same risks as Underlying ETFs with respect to the specific investments made by the Underlying ETFs, in direct proportion to the allocation of its assets among Underlying ETFs. The principal risks to Fund shareholders of investing indirectly in ETFs are summarized below. A more detailed discussion of these risks is provided under “Certain Risks of Underlying ETFs.”

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Large-Capitalization Companies—Investments in stocks of large-capitalization companies by Underlying ETFs are subject to market risk. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of large-capitalization stocks may decline.

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Small-Capitalization Companies—Investments in these companies are subject to increased risk compared with an investment in large-capitalization companies. For example, such companies typically have less financial and managerial resources and more limited product lines than large-capitalization companies. In addition, such companies may be thinly traded and therefore subject to greater price volatility.

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Mid-Capitalization Companies—Mid-capitalization companies are subject, to a certain degree, to the risks associated with investments in large-capitalization and small-capitalization companies, each as described above.

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Foreign Investments and Emerging Markets Securities—Investments in securities of foreign issuers expose investors to currency fluctuations, foreign taxation, settlement and custody risk, and changes in political conditions. Foreign investments may also include securities of issuers located in emerging countries. These countries may have relatively unstable governments and less diversified industrial bases.

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Real Estate Companies—Investments in real estate companies (i.e., companies that, at the time of initial purchase, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or have at least 50% of their assets in such real estate) such as REITs are subject to additional risks. Although Underlying ETFs generally will not invest in real estate directly, certain Underlying ETFs may invest in securities issued by real estate companies. As a result, such Underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.

■	Sector Volatility and Non-Diversified Portfolios—Certain Underlying ETFs are subject to sector volatility or may be non-diversified thus creating additional risks.

■	Fixed Income Securities—Investments in fixed income securities by Underlying ETFs may involve interest-rate risk, credit risk and market risk.

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Illiquid Securities and Derivatives—Certain Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives. These investments involve higher risk and may subject these Underlying ETFs to higher price volatility.

Temporary Defensive Positions of the Funds

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent a Fund from achieving its objective.

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Portfolio Holdings

A description of the Series’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance of the Funds

Performance information is provided only with respect to TargETFund 2025, TargETFund 2015, and TargETFund Core. TargETFund 2045 and TargETFund 2035 each have less than one calendar year of performance, and their performance will be available in the Series’ next available annual update of this Prospectus.

The following performance information provides some indication of the risks of investing in the Funds by showing the performance of the Funds’ Class I shares for the one-year and since inception periods ended December 31, 2006, as well as how the performance of the Funds’ Class I compares with certain measures of performance.

Although the Funds’ fiscal year ends on September 30, the following performance information is provided on a calendar year basis. It is designed to assist you in comparing the returns of each Fund with the returns of other mutual funds. How the Funds have performed in the past (before and after taxes), however, is not necessarily an indication of how the Funds will perform in the future.

Each Fund’s bar chart and table assume that all dividends and capital gains distributions, if any, were reinvested. Class I shares are not subject to any sales charge.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse each Fund’s expenses to the extent that a Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.11% per annum of the Fund’s average daily net assets (excluding the assets of the Funds’ other classes of shares, shares of which are not offered in this Prospectus). Similar fee waiver/expense reimbursement arrangements have been in effect since the Funds commenced investment operations on October 3, 2005. Absent such management fee waivers/expense reimbursements, returns would have been lower. There are no 12b-1 fees in respect of the Funds’ Class I shares.

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TargETFund 2025

Class I Annual Total Return – Calendar Year

Best quarter return: 9.15% – quarter ended 12/31/06.

Worst quarter return: -2.79% – quarter ended 6/30/06.

Class I Average Annual Total Returns – Periods Ended 12/31/06

	One Year	Since Inception*
Class I
Return before taxes	18.80%	16.61%
Return after taxes on distributions	18.46	16.22
Return after taxes on distributions and sale of Fund shares	12.22	13.96
Dow Jones Target 2025 Index**	14.27	13.46
Lipper Mixed-Asset Target Allocation 2030 Funds Average**	13.73	16.52
Lipper Fund of Funds Unaffiliated Average**	14.46	12.60

*	The Fund commenced investment operations on October 3, 2005. Returns are from opening of business October 3, 2005.

**	The Dow Jones Target 2025 Index (the “Dow Jones 2025 Index”), and the Lipper Mixed-Asset Target Allocation 2030 Funds Average and the Lipper Fund of Funds Unaffiliated Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any taxes or sales charges, and the Dow Jones 2025 Index does not reflect any taxes, fees, or sales charges. The Dow Jones 2025 Index was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2025 Index allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Lehman Brothers indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2025 Index to reflect a targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index’s maturity date approaches. As of January 12, 2007, the subindex allocation of the Dow Jones 2025 Index was: 71% equity, 25% fixed income, and 4% cash. The Lipper Mixed-Asset Target Allocation 2030 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon between the year 2021 and the year 2030. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

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TargETFund 2015

Class I Annual Total Return – Calendar Year

Best quarter return: 8.06% – quarter ended 3/31/06.

Worst quarter return: -2.31% – quarter ended 6/30/06.

Class I Average Annual Total Returns – Periods Ended 12/31/06

	One Year	Since Inception*
Class I
Return before taxes	17.82%	15.38%
Return after taxes on distributions	17.37	14.88
Return after taxes on distributions and sale of Fund shares	11.58	12.84
Dow Jones Target 2015 Index**	9.65	8.80
Lipper Mixed-Asset Target Allocation 2020 Funds Average**	11.63	13.70
Lipper Fund of Funds Unaffiliated Average**	14.46	12.60

*	The Fund commenced investment operations on October 3, 2005. Returns are from opening of business October 3, 2005.
**	The Dow Jones Target 2015 Index (the “Dow Jones 2015 Index”), and the Lipper Mixed-Asset Target Allocation 2020 Funds Average and the Lipper Fund of Funds Unaffiliated Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any taxes or sales charges, and the Dow Jones 2015 Index does not reflect any taxes, fees, or sales charges. The Dow Jones 2015 Index was designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. The Dow Jones 2015 Index allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Lehman Brothers indices make up the bond and cash components. The asset classes are weighted within the Dow Jones 2015 Index to reflect a targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index’s maturity date approaches. As of January 12, 2007, the subindex allocation of the Dow Jones 2015 Index was: 42% equity, 54% fixed income, and 4% cash. The Lipper Mixed-Asset Target Allocation 2020 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon between the year 2011 and the year 2020. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

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TargETFund Core

Class I Annual Total Return – Calendar Year

Best quarter return: 4.98% – quarter ended 12/31/06.

Worst quarter return: -0.73% – quarter ended 6/30/06.

Class I Average Annual Total Returns – Periods Ended 12/31/06

	One Year	Since Inception*
Class I
Return before taxes	13.31%	11.39%
Return after taxes on distributions	12.37	10.44
Return after taxes on distributions and sale of Fund shares	8.62	9.15
Dow Jones Target Today Index	6.64	6.06
Lipper Mixed-Asset Target Allocation Moderate Funds Average	11.08	12.46
Lipper Fund of Funds Unaffiliated Average	14.46	12.60

*	The Fund commenced investment operations on October 3, 2005. Returns are from opening of business October 3, 2005.

**	The Dow Jones Target Today Index (the “Dow Jones Today Index”), and the Lipper Mixed-Asset Target Allocation Moderate Funds Average and the Lipper Fund of Funds Unaffiliated Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any taxes or sales charges, and the Dow Jones Today Index does not reflect any taxes, fees, or sales charges. The Dow Jones Today Index aims to hold a low-risk portfolio of securities, and is an appropriate benchmark for a conservative, balanced portfolio an investor might hold upon reaching retirement. The Dow Jones Today Index allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component, and Lehman Brothers indices make up the bond and cash components. The asset classes are weighted within the Dow Jones Today Index to reflect a targeted level of risk. As of January 12, 2007, the subindex allocation of the Dow Jones Today Index was: 15% equity, 28% fixed income, and 57% cash. The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

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Fees and Expenses of the Funds

The tables below summarize the fees and expenses that you may pay as a shareholder of each Fund. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from a Fund’s assets and are therefore paid indirectly by you and other investors in such Fund.

Shareholder Fees for Each Fund:

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions	none

TargETFund 2045 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses
Management fees	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses(2)	0.67%
Acquired fund (Underlying ETF) fees and expenses(3)	0.29%
Total gross operating expenses(1)	1.46%
(1) Less: fee waiver and/or expense reimbursement	(0.56)%
Total net operating expenses (after fee waiver and/or reimbursement)	0.90%
(2)	Calculations are based on estimated expenses of the Fund for the period of October 2, 2006 to September 30, 2007. Amounts shown exclude organization and offering costs of $89,730, which were paid directly by the Manager. Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.11% per annum of the Fund’s average daily net assets (excluding the assets of the Fund’s other classes of shares, shares of which are not offered in this Prospectus). This fee waiver and/or expense reimbursement is reflected above in footnote(1). There are no 12b-1 fees in respect of the Fund’s Class I shares.
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying ETFs. Certain expenses, including custodian expenses, registrar and transfer agent expenses, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in Underlying ETFs.

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TargETFund 2035 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses
Management fees	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses(2)	0.67%
Acquired fund (Underlying ETF) fees and expenses(3)	0.29%
Total gross operating expenses(1)	1.46%
(1) Less: fee waiver and/or expense reimbursement	(0.56)%
Total net operating expenses (after fee waiver and/or reimbursement)	0.90%
(2)	Calculations are based on estimated expenses of the Fund for the period of October 2, 2006 to September 30, 2007. Amounts shown exclude organization and offering costs of $89,730, which were paid directly by the Manager. Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.11% per annum of the Fund’s average daily net assets (excluding the assets of the Fund’s other classes of shares, shares of which are not offered in this Prospectus). This fee waiver and/or expense reimbursement is reflected above in footnote(1). There are no 12b-1 fees in respect of the Fund’s Class I shares.
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying ETFs. Certain expenses, including custodian expenses, registrar and transfer agent expenses, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in Underlying ETFs.

TargETFund 2025 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses
Management fees	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses(2)	0.52%
Acquired fund (Underlying ETF) fees and expenses(3)	0.28%
Total gross operating expenses(1)(4)	1.30%
(1) Less: fee waiver and/or expense reimbursement	(0.41)%
Total net operating expenses (after fee waiver and/or reimbursement)	0.89%
(2)	Calculations are based on annualized expenses of the Fund for the period of October 3, 2005 to September 30, 2006. Amounts shown exclude organization and offering costs of $137,021, which were paid directly by the Manager. Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.11% per annum of the Fund’s average daily net assets (excluding the assets of the Fund’s other classes of shares, shares of which are not offered in this Prospectus). This fee waiver and/or expense reimbursement is reflected above in footnote (1). There are no 12b-1 fees in respect of the Fund’s Class I shares.
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying ETFs. Certain expenses, including custodian expenses, registrar and transfer agent expenses, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in Underlying ETFs.
(4)	Total gross and net operating expenses reported here are different from the ratios of expenses to average net assets provided in the Financial Highlights section of this Prospectus because they include acquired fund (Underlying ETF) fees and expenses.

14

TargETFund 2015 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses
Management fees	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses(2)	0.52%
Acquired fund (Underlying ETF) fees and expenses(3)	0.27%
Total gross operating expenses(1)(4)	1.29%
(1) Less: fee waiver and/or expense reimbursement	(0.41)%
Total net operating expenses (after fee waiver and/or reimbursement)	0.88%
(2)	Calculations are based on annualized expenses of the Fund for the period of October 3, 2005 to September 30, 2006. Amounts shown exclude organization and offering costs of $137,021, which were paid directly by the Manager. Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.11% per annum of the Fund’s average daily net assets (excluding the assets of the Fund’s other classes of shares, shares of which are not offered in this Prospectus). This fee waiver and/or expense reimbursement is reflected above in footnote (1). There are no 12b-1 fees in respect of the Fund’s Class I shares.
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying ETFs. Certain expenses, including custodian expenses, registrar and transfer agent expenses, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in Underlying ETFs.
(4)	Total gross and net operating expenses reported here are different from the ratios of expenses to average net assets provided in the Financial Highlights section of this Prospectus because they include acquired fund (Underlying ETF) fees and expenses.

TargETFund Core Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses
Management fees	0.50%
Distribution and/or service (12b-1) fees	none
Other expenses(2)	0.40%
Acquired fund (Underlying ETF) fees and expenses(3)	0.24%
Total gross operating expenses(1)(4)	1.14%
(1) Less: fee waiver and/or expense reimbursement	(0.29)%
Total net operating expenses (after fee waiver and/or reimbursement)	0.85%
(2)	Calculations are based on annualized expenses of the Fund for the period of October 3, 2005 to September 30, 2006. Amounts shown exclude organization and offering costs of $137,021, which were paid directly by the Manager. Through at least January 31, 2009, the Manager has contractually agreed to waive its management fee and/or to reimburse the Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.11% per annum of the Fund’s average daily net assets (excluding the assets of the Fund’s other classes of shares, shares of which are not offered in this Prospectus). This fee waiver and/or expense reimbursement is reflected above in footnote (1). There are no 12b-1 fees in respect of the Fund’s Class I shares.
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying ETFs. Certain expenses, including custodian expenses, registrar and transfer agent expenses, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in Underlying ETFs.
(4)	Total gross and net operating expenses reported here are different from the ratios of expenses to average net assets provided in the Financial Highlights section of this Prospectus because they include acquired fund (Underlying ETF) fees and expenses.

15

Examples of Each Fund’s Expenses

These examples are intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. They assume that (1) you invest $10,000 in each Fund at the beginning of each period shown (2) your investment in each Fund has a 5% return each year, and (3) each Fund’s operating expenses (including the management fee and acquired fund (Underlying ETF) fees and expenses) are (i) the net operating expenses through January 31, 2009 (which reflect the applicable contractual expense reimbursement/fee waiver arrangement described above) and (ii) after January 31, 2009, the total gross operating expenses shown above. TargETFund 2045 and TargETFund 2035 are new and, as such, examples of only 1- and 3-year holding periods are provided. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TargETFund 2045

If you sell your shares at the end of each period, your costs would be:
	1 Year	3 Years
Class I	$92	$348

TargETFund 2035

If you sell your shares at the end of each period, your costs would be:
	1 Year	3 Years
Class I	$92	$348

TargETFund 2025

If you sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$91	$329	$632	$1,494

TargETFund 2015

If you sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$90	$326	$627	$1,482

TargETFund Core

If you sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$87	$303	$570	$1,333

TargETFund 2045

If you do not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years
Class I	$92	$348

TargETFund 2035

If you do not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years
Class I	$92	$348

TargETFund 2025

If you do not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$91	$329	$632	$1,494

TargETFund 2015

If you do not sell your shares at the end of each period, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$90	$326	$627	$1,482

TargETFund Core

If you do not sell your shares at the end of each period, your cost would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$87	$303	$570	$1,333

16

Questions and Answers About the Funds

Q:	Which Fund should I consider?

A:	TargETFund 2045, TargETFund 2035, TargETFund 2025 and TargETFund 2015 are named in accordance with a calendar year targeted by an investor for retirement or other investment goal. TargETFund Core is primarily intended for a person who is retired, expected to retire within a short time or otherwise intends to seek withdrawals from invested assets or seeks to hold over an indefinite time frame a diversified, balanced portfolio with exposure to equity (including real estate securities, e.g., REITs) and fixed-income asset classes.

Q:	What are the Funds’ asset allocation strategies?

A:	The Funds invest a percentage of their assets in Underlying ETFs based on two asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. These strategies are based on the Manager’s belief that, over time, shareholders who use a prudent risk management and asset allocation process should see better investment results than shareholders who let their emotions drive their investment behavior. Implementation and execution of the Time Horizon and Harvester strategies, through funds designed to seek specific financial goals, provide investors with asset allocation strategies that studies suggest they are unlikely to implement on their own.

Q:	Can I take advantage of Seligman Time Horizon Matrix and Seligman Harvester asset allocation strategies by simply investing in the Funds?

A:	Yes. TargETFund 2045, TargETFund 2035, TargETFund 2025 and TargETFund 2015 each are “target-date funds” that seek to implement Seligman Time Horizon Matrix by investing a specified percentage of their respective assets in Underlying ETFs. However, although TargETFund 2045 and TargETFund 2035 are each a Target Date Fund, these Funds will not begin a migration strategy until approximately 2025 for TargETFund 2045 and until approximately 2015 for TargETFund 2035. TargETFund Core seeks to implement the Seligman Harvester asset allocation strategy also by investing a specified percentage of its assets in various Underlying ETFs. Each strategy is explained in detail below.

Q:	What are target-date funds?

A:	In general, target-date funds periodically shift allocations from historically more aggressive to less aggressive asset classes, which provides investors with a simple, convenient and disciplined means of employing a professionally managed diversification process over long time frames.

Q:	Is each Fund an ETF?

A:	No. Each Fund is a mutual fund that invests in a variety of ETFs. ETFs—exchange-traded funds—are investment companies that generally seek to track a securities index or baskets of securities. They are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.

Q:	What is the basis for each Fund’s strategy?

A:	Each Fund benefits from the Manager’s extensive, on-going research into the relationship between time and the relative risk of various asset classes.

TargETFund 2045:    Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and

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international equity asset classes, including emerging markets. The proportion of the overall portfolio invested in any one of these asset classes is based on the Manager’s research findings that show such asset classes have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames. The Manager includes the international equity asset class because it believes that the international equity asset class has the potential to provide competitive returns as well as diversification. Under normal market conditions, the Fund will approximately maintain its allocation to aggressive asset classes (or such other allocations as may be deemed appropriate in the future) until 2025 when TargETFund 2045 is intended to become more conservative over time until (in 2045) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core).

TargETFund 2035:    Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes, including emerging markets. The proportion of the overall portfolio invested in any one of these asset classes is based on the Manager’s research findings that show such asset classes have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames. The Manager includes the international equity asset class because it believes that the international equity asset class has the potential to provide competitive returns as well as diversification. Under normal market conditions, the Fund will approximately maintain its allocation to aggressive asset classes (or such other allocations as may be deemed appropriate in the future) until 2015 when TargETFund 2035 is intended to become more conservative over time until (in 2035) its investments are substantially similar to TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core).

TargETFund 2025:    Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes, including emerging markets. The proportion of the overall portfolio invested in any one of these asset classes is based on the Manager’s research findings that show such asset classes have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames. The Manager includes the international equity asset class because it believes that the international equity asset class has the potential to provide competitive returns as well as diversification.

TargETFund 2015:    Under normal market conditions, this Fund invests in Underlying ETFs that invest in domestic small-, mid- and large-capitalization equity asset classes and international equity asset classes, including emerging markets. In addition, this Fund under normal market conditions invests in Underlying ETFs that invest in real estate securities (in the form of REITs) and in Underlying ETFs that invest in the fixed-income asset class. The Manager believes that exposure to real estate securities (i.e., REITs) can provide relative diversification, and reduce volatility in yield and market values. An allocation to the fixed-income asset class is included in an attempt to provide relative diversification and stability and some current income.

TargETFund Core:    Under normal market conditions, this Fund invests in Underlying

18

ETFs that invest in (i) domestic mid- and large-capitalization equity asset classes; (ii) international equity asset classes (not including emerging markets); (iii) real estate securities (in the form of REITs); and (iv) the fixed-income asset class (including Underlying ETFs that invest in US government securities). The Fund normally does not include allocations to ETFs that invest in the small-capitalization or emerging markets equity asset classes. This reflects the Manager’s opinion that these asset classes are too volatile and speculative for investors who seek capital appreciation, preservation of capital with current income. As with TargETFund 2015, the Manager believes that exposure to real estate securities (i.e., REITs) can provide relative diversification, and reduce volatility in yield and market values. Similarly, exposure to the fixed-income asset class is included in an attempt to provide relative diversification and stability and current income. An allocation to Underlying ETFs that invest in US government securities is included because the Manager believes that such an allocation can help protect against sudden market downturns that could erode capital, especially if they occur when income is withdrawn.

Q:	What is Seligman Time Horizon Matrix?

A:	Seligman Time Horizon Matrix is a multidiscipline strategy designed for investors seeking to manage market risk and build wealth over time. The strategy is based on historical calendar-year performance of various asset classes since 1950 and may be updated as the Manager deems appropriate. The foundation for this strategy is the historical observation that the relative risk of various asset classes changes over time. Based on this observation, the Manager believes that time, as well as asset allocation, can be used to diversify risk. Through its systematic investment approach that seeks to meet financial goals, Seligman Time Horizon Matrix seeks to manage the impact of market fluctuations. A basic premise of Seligman Time Horizon Matrix is to stay invested throughout market fluctuations rather than trying to time general market movements and avoid volatility by jumping in and out of various investments. As investment history has shown, it has been nearly impossible to time general market movements successfully on a consistent basis.

Q:	What is Seligman Harvester?

A:	Seligman Harvester (which is incorporated into Seligman Time Horizon Matrix) is an asset allocation strategy designed for investors who seek current income and capital preservation as well as growth of capital. This strategy is designed for investors who need to withdraw income from accumulated assets, and who, therefore, may be more sensitive to the volatility of their investments. For example, if you withdraw a fixed amount of an investment in a down market you deplete more capital than you would in an up market because you have to sell more of your investment to produce the desired withdrawal. Further, if the market rebounds, fewer assets will be left to take part in the upswing. The Seligman Harvester strategy seeks to reduce such risks through what the Manager believes is an appropriate allocation to historically less volatile asset classes. If you purchase TargETFund Core and are seeking to withdraw income from this Fund, the Manager recommends that you consult a financial and/or tax advisor to develop an appropriate withdrawal strategy that includes, for example, such factors as your liquidity needs, other sources of income, and tax considerations.

19

Q:	How was Seligman Time Horizon Matrix developed?

A:	Seligman Time Horizon Matrix is the result of extensive proprietary research by the Manager that examines the performance of different asset classes over various time periods. Although past performance of asset classes is not a guarantee of future results, the Manager believes that an analysis of historical performance can provide guidelines that help make prudent long-term investment decisions. The Manager’s research shows that, historically, as time frames lengthen, market volatility and the relative risk among various asset classes changes.

For example, small-capitalization stocks have been relatively volatile when compared with Treasury bills over a number of different one-year holding periods. However, when holding periods have been extended, the relative risk between small-capitalization stocks and Treasury bills has been more closely aligned. In fact, this research demonstrates that in any 20 calendar-year holding period since 1950 the worst performance of small-capitalization stocks surpassed the best performance of Treasury bills. Seligman Time Horizon Matrix is the result of similar comparisons among all the asset classes described in Appendix A over one-, five-, 10-, 20- and 30-year holding periods. Of course, past performance is not a guarantee of future results.

Q:	How was Seligman Harvester developed?

A:	Seligman Harvester also was developed through proprietary research conducted by the Manager. Using sophisticated statistical techniques to analyze asset class returns since 1950, this research tested different combinations of withdrawal strategies and asset allocations to assess the probability of conserving capital in down markets while realizing current income. Like Seligman Time Horizon Matrix, Seligman Harvester may be updated. One of the key design parameters for a Harvester portfolio was to develop an allocation that would have had no negative investment results over any five-year period since 1950. The Manager’s research indicates that an asset allocation comprising equities (including real estate securities), fixed-income securities and US government securities was particularly effective in conserving capital over long time periods when used with certain withdrawal strategies. Under normal market conditions, Seligman TargETFund Core intends to maintain an asset allocation that includes such asset classes.

Q:	How do the TargETFunds implement the Time Horizon Matrix and Harvester strategies?

A:	TargETFund 2025 and TargETFund 2015 seek to reduce an investor’s portfolio volatility on a periodic basis through “migration.” Migration involves periodically shifting portfolio investments from historically more volatile asset classes to historically less volatile asset classes. This process continues in accordance with the recommendations in Seligman Time Horizon Matrix until the portfolio matches the asset allocation recommended by TargETFund Core (or such other allocation as may be deemed appropriate in the future for TargETFund Core). As discussed above, TargETFund 2025 and TargETFund 2015 have automatically implemented this strategy. TargETFund 2045 and TargETFund 2035 will automatically implement migration in 2025 and 2015, respectively. TargETFund Core, which seeks to approximately maintain its target allocation, does not use migration.

20

Q:	Why shouldn’t I just invest in Underlying ETFs directly?

A:	Investing in the Funds offers you the choice of turnkey convenience, simplicity and the benefits of the Manager’s on-going research. For example, your statements will detail only one Fund rather than all the various individual Underlying ETFs. Moreover, by using cash flows and periodic adjustments, the Manager will seek to maintain an investment in Underlying ETFs that approximates, to the extent possible, targeted allocations. By contrast, if you choose to invest in Underlying ETFs separately, you would have to make these adjustments yourself.

21

Additional Information About the Funds’ Investment Strategies and Risks

As mentioned above, each Fund pursues its investment objective by investing in Underlying ETFs. Each Fund may also invest up to 20% of its net assets in US government securities, high-quality short-term debt instruments, cash and cash equivalents. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their respective strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Funds from achieving their respective objective(s).

A Fund may purchase or sell shares of Underlying ETFs, US government securities and high-quality short-term debt instruments: (a) to accommodate purchases and sales of its shares; (b) with respect to the Target Date Funds, to implement the process of migration as discussed under “Asset Allocation Strategies” and “Questions and Answers about the Funds”; and (c) to adjust the percentages of its assets invested in each Underlying ETFs, US government securities, high-quality short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions, as well as changes in Seligman Time Horizon Matrix.

As described above, under normal conditions, the Manager, with respect to certain of the Funds, intends periodically to reallocate its investments in Underlying ETFs. This process may generate net capital gains (including short-term capital gains that are generally taxed to investors at ordinary income tax rates) to investors in such Funds. The Manager will seek to minimize the realization of net capital gains by allocating both positive and negative cash flows (realized from purchases and sales of Fund shares) in a manner that periodically moves the actual positions in Underlying ETFs toward the asset allocations deemed appropriate by the Manager. However, the reallocation process may generate net capital gains for investors that are higher than the net capital gains ordinarily incurred by an investor through an asset allocation strategy that has broader investment ranges or an asset allocation strategy designed by the investor.

Investors in the Funds may bear expenses directly or indirectly through sales of securities held by the Funds and Underlying ETFs that result in realization of ordinary income or taxable gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates).

Except for its fundamental policies of investing at least 80% of its net assets in Underlying ETFs, each Fund may change its principal strategies if the Board of Directors believes doing so is consistent with that Fund’s objective. In addition, Underlying ETFs, US government securities and short-term debt instruments in which each Fund may invest, the asset allocations, indices, and the investments in each Underlying ETF may be changed from time to time without shareholder approval. However, each Fund’s objective(s) and its fundamental policies may be changed only with shareholder approval.

Each Fund is subject to the risk that the asset allocation strategy used by the Manager may fail to produce the intended results. The historical data on which Seligman Time Horizon Matrix and Seligman Harvester are based involve the performance of various asset classes. Past performance, however, is not a guarantee of future performance. Moreover, the investments of Underlying ETFs may differ significantly from the securities that comprise those asset classes, and there is a risk that the performance of Underlying ETFs will not be the same as the performance of those asset classes.

A Fund may not be able to pay or timely pay redemption proceeds within the period stated in the Prospectus because of unusual market or other conditions.

22

There is no guarantee that investors will realize their investment goals by investing in one or more of the Funds. Investors should carefully consider the risks and tax consequences involved with an investment in one or more of the Funds.

A more complete description of the risks associated with the investment practices of Underlying ETFs is provided under “Certain Risks of Underlying ETFs” in this Prospectus and in “Underlying ETFs” in the Series’ Statement of Additional Information.

23

Management

The Board of Directors of the Series provides broad supervision over the affairs of each Fund.

The Manager of each Fund, J. & W. Seligman & Co. Incorporated, is located at 100 Park Avenue, New York, New York 10017. The Manager is responsible for each Fund’s investments and administers each Fund’s business and other affairs.

Established in 1864, the Manager currently serves as manager to 24 US registered investment companies, which offer 61 investment portfolios with approximately $11.7 billion in assets as of December 31, 2006. The Manager also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2006 of approximately $7.8 billion.

Each Fund pays the Manager a management fee for its advisory services. The fee rate declines as each Fund’s net assets increase. The management fee rates are equal to an annual rate of 0.50% of each Fund’s average daily net assets for up to $500 million of net assets per Fund, 0.45% of each Fund’s average daily net assets from $500 million to $1 billion of net assets per Fund and 0.40% of each Fund’s average daily net assets in excess of $1 billion per Fund.

Through at least January 31, 2009, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses to the extent that each of the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.11% per annum of the Fund’s average daily net assets. (excluding the assets of the Funds’ other classes of shares, shares of which are not offered in this Prospectus).

In addition to the management fees paid by each of the Funds, investors will bear their pro-rata portion of the management fees charged by Underlying ETFs. This will result in an investor paying higher overall fees than if the investor purchased Underlying ETFs directly.

A discussion regarding the basis for the Series’ Board of Director’s approval of the investment management agreement between the Series and Seligman in respect of TargETFund 2025, TargETFund 2015 and TargETFund Core will be made available in the Series’ Mid-Year Report, dated March 31, 2007.

Portfolio Management

Mr. Charles W. Kadlec and Mr. John B. Cunningham are each Co-Portfolio Managers of the Funds and Vice Presidents of the Series. Mr. Kadlec is also a Managing Director and Director of the Manager. Mr. Kadlec is also the President of Seligman Advisors, Inc. and Seligman Services, Inc. and is responsible for overseeing the business operations of each. He is also a Vice President and Portfolio Manager of Seligman Time Horizon/Harvester Series, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester. He is also Vice President of Tri-Continental Corporation.

Mr. Kadlec joined the Manager in December 1985 and has since held various positions. In 1997, he became Chief Investment Strategist for Seligman Advisors and in 2002 assumed additional responsibilities as the Director of High Net Worth Marketing. In 2004, he became Executive Vice President of Seligman Advisors and assumed his current position with Seligman Advisors in January 2005.

Mr. Cunningham is also a Vice President and Portfolio Manager of Seligman Common Stock Fund, Tri-Continental Corporation and Seligman Income and Growth Fund, Inc. He is also Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Seligman Common Stock Portfolio. Mr. Cunningham is also a Managing Director and Chief Investment Officer of the Manager. Prior to joining

24

the Manager in 2004, Mr. Cunningham was, beginning in 2001, a Managing Director, Senior Portfolio Manager of Salomon Brothers Asset Management (“SBAM”) and Group Head of SBAM’s Equity Team. Prior to 2001, he was Director, Portfolio Manager of SBAM.

Mr. Kadlec and Mr. Cunningham each have decision-making authority with respect to each Fund’s investments. They are responsible for the direction and interpretation of the ongoing statistical research that, in combination with their investment judgment, forms the basis of changes in the asset allocations of the Funds. In addition, they are responsible for managing cash inflows and outflows and the migration process.

Mr. Gary Terpening provides assistance in managing the Funds through his research and contributions to investment decisions with respect to the design of the overall asset allocations and through the recommendation of specific Underlying ETFs for the implementation of those allocation strategies. Mr. Terpening is Senior Vice President of the Manager and Seligman Advisors.

The Series’ Statement of Additional Information provides additional information about the compensation of the individuals named above (the “Portfolio Managers”) other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities of the Funds.

Affiliates of the Manager:

Seligman Advisors, Inc.:

Each Fund’s distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (“SDC”):

Each Fund’s shareholder service agent; provides shareholder account services to the Funds at cost.

25

Frequently Asked Questions About Regulatory Matters

In late 2003, Seligman conducted an extensive internal review in response to public announcements concerning mutual fund trading practices. The following discussion has been prepared to provide shareholders with important information.

For purposes of this discussion, J. & W. Seligman & Co. Incorporated and its affiliates and related parties are referred to as “Seligman” or the “Manager,” and the Seligman registered investment companies are referred to as the “Seligman Funds.”

Q1.	Have any Seligman employees engaged in improper trading?

A.	The Manager conducted an internal review of employee trading in shares of the Seligman Funds in the fall of 2003 and continues to monitor employee trading in the Seligman Funds. The Manager has not found any improper trading activity by Seligman employees.

Q2.	Does Seligman have any policies relating to employee investment in the Seligman Funds?

A.	A majority of Seligman employees invest in the Seligman Funds, either directly or through the Seligman 401(k) plans. Trading by employees is monitored by the Manager’s legal department and is subject to the Manager’s Code of Ethics. In addition, unlike many 401(k) plans that permit daily trading, the Seligman 401(k) plans permit only weekly trading activity. All Seligman employees have been informed that excessive trading with respect to the Seligman Funds, or trading in the Seligman Funds based upon inside information, is inappropriate and may, in certain cases, be illegal. Employees who engage in inappropriate trading will be subject to disciplinary action, which may include termination of employment.

Q3.	Has Seligman engaged in improper disclosure of a Fund’s portfolio holdings?

A.	The Manager has found no improprieties relating to the disclosure of a Fund’s portfolio holdings. The Manager has not disclosed and does not disclose a Fund’s portfolio holdings prior to public dissemination, unless such disclosure is made for legitimate business purposes and only if the Manager believes that such disclosure will not be detrimental to a Fund’s interest. A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is set forth in each Fund’s Statement of Additional Information.

Q4.	What is Seligman’s policy with regard to receipt of late trades (i.e., after 4:00 pm Eastern Time)?

A.

Seligman does not accept late trades directly from Fund shareholders or prospective shareholders. The large majority of mutual fund trades submitted to Seligman are from broker-dealer firms and other financial intermediaries on behalf of their clients. These intermediaries have an obligation to ensure that trades submitted to the Seligman Funds after 4:00 pm on a trading day for that day’s net asset value were, in fact, received by those entities by 4:00 pm on that day. This applies to all trades from intermediaries, including those that are transmitted electronically to Seligman after the market closes. Although the Seligman Funds and the Manager, like other mutual fund groups, cannot determine the time at which orders received through financial intermediaries were placed, the Manager

26

expects mutual fund trades submitted to Seligman by financial intermediaries to comply with all applicable laws and regulations. Seligman has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to remind all of them of their responsibility to have reasonable policies and procedures to ensure that they comply with their legal and contractual obligations. The Manager has found no instances of Fund shareholders engaging in late trading directly with the Seligman Funds. Seligman will cooperate with and support any governmental or regulatory investigation to identify and hold accountable any financial intermediary that has submitted orders in violation of applicable laws or regulations.

Q5.	What is Seligman’s policy regarding market timing?

A.	Seligman has policies and procedures in place to restrict trades that, in its judgment, could prove disruptive in the management of portfolios of the Seligman Funds. As part of the Manager’s procedures, the Manager frequently rejects trades, issues warning letters, and prohibits accounts from making further exchanges. Since September 2003, when the first proceedings relating to trading practices within the mutual fund industry were publicly announced, Seligman has taken additional steps to strengthen its policies and procedures. A general description of the Seligman Funds’ policies is set forth in each Fund’s prospectus.

Q6.	Has Seligman conducted an internal review relating to market timing?

A.	The Manager completed its internal review in the fall of 2003. As of September 2003, the Manager had one arrangement that permitted frequent trading. This arrangement was in the process of being closed down by the Manager before September 2003. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The results of the Manager’s internal review were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements, the Manager in May 2004 paid approximately $75,000 to Seligman Global Growth Fund, $300,000 to Seligman Global Smaller Companies Fund and $1.6 million to Seligman Global Technology Fund in recognition that these global investment funds presented some potential for time zone arbitrage. The amounts paid by the Manager represented less than 1/2 of 1% of each such Fund’s net asset value as of the date such payments were made. In addition, with respect to Seligman Communications and Information Fund and notwithstanding that time zone arbitrage opportunities did not exist, the Manager, at the request of the Independent Directors, agreed to waive a portion of its management fee, amounting to five basis points (0.05%) per annum, for that Fund for a period of two years commencing on June 1, 2004.

Q7.	Does Seligman disclose its internal market timing control procedures?

A.	Seligman’s market timing control procedures are proprietary. The Manager believes that disclosing these procedures will reduce their effectiveness.

Q8.	What new practices are being considered to prevent market timing abuses?

A.	Like other members of the mutual fund industry, Seligman has considered, and

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continues to consider, numerous options, including the implementation of redemption fees. Seligman also has contacted every financial intermediary that offers, sells, or purchases shares of the Seligman Funds in order to inform all of them that they must have reasonable policies and procedures to ensure that they do not knowingly permit or facilitate excessive trading of the Seligman Funds or knowingly use or facilitate any methods designed to disguise such trading in the Seligman Funds.

Q9.	Is Seligman involved with any federal or state investigation relating to market timing or late trading?

A.	Beginning in February 2004, Seligman was in discussions with the New York staff of the SEC and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman mutual funds. No late trading is involved. This review was apparently stimulated by Seligman’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on Seligman that were unacceptable to Seligman, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman. Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman mutual funds to Seligman. Seligman objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some point in the future alleging, in substance, that Seligman permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure used by the Seligman Funds is and has been misleading. On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino, reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking

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damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, the relief sought by the Attorney General or other sanctions or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

Q10.	Does Seligman have any market timing arrangements at the current time?

A.	Market timing arrangements in the Seligman Funds have been prohibited. In addition, Seligman has strengthened existing controls to discourage and help prevent market timing.

Q11.	Have any employees been disciplined in connection with the Manager’s overall internal review?

A.	One employee has left Seligman.

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Underlying ETFs

Types of Underlying ETFs

In pursuing their respective investment objectives, each Fund will invest in Underlying ETFs in accordance with the asset allocation and investment strategies contained in this Prospectus. Underlying ETFs in which the Funds may invest include those that seek to track the indices set forth below by primary asset class. In addition, Underlying ETFs may include ETFs that track different indices within these assets classes or indices corresponding to asset classes that are not listed below. There can be no assurances that any Fund will invest in any particular asset class or that any particular index and corresponding Underlying ETF will be used by any of the Funds. The Manager may, at its discretion, add other asset classes, indices and Underlying ETFs. Certain indices and Underlying ETFs, due to their characteristics, may fit into more than one asset class, and be used by the Manager for that purpose.

US Large-Capitalization Equity

■  Dow Jones US Select Dividend IndexSM

■  Russell 1000® Index

■  Russell 1000® Growth Index

■  Russell 1000® Value Index

■  Standard & Poor’s 500 Composite Stock Index (S&P 500®)

■  Standard & Poor’s 100 Stock Index
(S&P 100®)

■  NYSE US 100 Index®

■  Dow Jones Wilshire Large Cap Value Index

■  Dow Jones Wilshire Large Cap Growth Index

■  Morningstar Large Growth Index

■  Morningstar Large Value Index

■  S&P 500/Citigroup Pure Value Index

■  S&P 500/Citigroup Pure Growth Index

■  MSCI US Prime Market Value Index

■  WisdomTree LargeCap Dividend Index

US Mid-Capitalization Equity
■ Russell Midcap® Index ■ Russell Midcap® Value Index

■  Russell Midcap® Growth Index

■  Morningstar Mid Growth Index

■  Morningstar Mid Value Index

■  S&P MidCap 400/Citigroup Value Index

■  S&P MidCap 400/Citigroup Pure Value Index

■  S&P MidCap 400/Citigroup Growth Index

■  S&P MidCap 400/Citigroup Pure Growth Index

■  Dow Jones Wilshire Mid Cap Value Index

■  Dow Jones Wilshire Mid Cap Growth Index

■  Morgan Stanley Capital International United States Mid Cap Value Index

■  Morgan Stanley Capital International United States Mid Cap Growth Index

■  WisdomTree MidCap Dividend Index

US Small-Capitalization Equity

■  Russell 2000® Index

■  Russell 2000® Value Index

■  Russell 2000® Growth Index

■  S&P SmallCap 600® Index

■  Morningstar Small Growth Index

■  Morningstar Small Value Index

■  S&P SmallCap 600/Citigroup Value Index

■  S&P SmallCap 600/Citigroup Pure Value Index

■  S&P SmallCap 600/Citigroup Growth Index

■  S&P SmallCap 600/Citigroup Pure Growth Index

■  Dow Jones Wilshire Small Cap Value Index

■  Dow Jones Wilshire Small Cap Growth Index

■  MSCI US Small Cap Value Index

■  MSCI US Small Cap Growth Index

■  WisdomTree SmallCap Dividend Index

International Equity
■ Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index®) ■ Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets (EM) IndexSM)
■ WisdomTree International LargeCap Dividend Index ■ WisdomTree International SmallCap Dividend Index

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Fixed Income

■  iBoxx® $ Liquid Investment Grade Index

■  iBoxx® $ Liquid High Yield Index

■  Lehman Brothers 1-3 Year US Treasury Index

■  Lehman Brothers US Aggregate Index

■  Lehman Brothers US Treasury TIPS Inflation Notes Index

■  Lehman Brothers Government/Credit Bond Index

Real Estate Securities

■  Dow Jones US Real Estate Index

■  Dow Jones Wilshire Ex-US Real Estate Securities Index

■  Wilshire REIT Index

■  FTSE-NAREIT Equity REIT Index[1]

■  Cohen & Steers Realty Majors Index

■  UBS Global Real Estate Investors Index[1]

■  FTSE EPRA/NAREIT Global Real Estate Index[1]

By way of example, Underlying ETFs may include specific series of iShares Trust, iShares, Inc., SPDR Trust Series 1, MidCap SPDR Trust and other ETFs that have obtained exemptive orders from the Securities and Exchange Commission (the “SEC”).2 Underlying ETFs file financial and other information with the SEC. Such information is publicly available at www.sec.gov. No representation or warranty is hereby made as to the accuracy or completeness of any such information.

[1]	As of the date of this Prospectus, the index is not being tracked by an ETF.
[2]

iShares is a registered mark of Barclays Global Investors, N.A. (“BGI”), and the indices and underlying ETFs noted above are registered marks of various institutions. The Series or the Series’ Funds offered by this Prospectus are not sponsored, endorsed, sold, or promoted by BGI, any other ETF sponsor or index sponsor. BGI, other ETF sponsors and index sponsors make no representations or warranties to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds. BGI, other ETF sponsors and index sponsors have no obligation or liability in connection with the operation, marketing, trading or sale of the Funds.

Limitations on Investing in Other Investment Companies

Generally, under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund may not acquire shares of another investment company (including Underlying ETFs) if, immediately after such acquisition, (i) such Fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such Fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such Fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Funds) in excess of these limits. The Funds’ ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC, and the Underlying ETF and the Funds take appropriate steps to comply with the relevant terms and conditions of such orders.

A Fund will invest in an Underlying ETF only if the SEC has issued such an exemptive order to the Underlying ETF which permits investment companies, including the Funds, to invest in the Underlying ETF beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Underlying ETF before investing in them in excess of the 3% limitation in the 1940 Act. To the extent other ETFs obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other ETFs in excess of the limitations set forth in the 1940 Act. Each Fund may invest greater than 25% of its assets in any one Underlying ETF, although no Fund intends to invest greater than 40% of its assets in any one Underlying ETF.

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To the extent the limitations of the 1940 Act apply to an Underlying ETF, such limitations may prevent a Fund from allocating its investments in the manner that the Manager considers optimal, or cause the Manager to select a similar index or sector-based mutual fund or other investment company (each, an “Other Investment Company”), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) (“Stock Baskets”) as an alternative. The Funds may also invest in Other Investment Companies or Stock Baskets when the Manager believes they represent more attractive opportunities than similar Underlying ETFs.

Each Fund invests a substantial portion of its assets in Underlying ETFs. Accordingly, each Fund’s performance depends upon a favorable allocation among Underlying ETFs as well as the ability of Underlying ETFs to generate favorable performance.

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Certain Risks of Underlying ETFs

The following summarizes certain risks associated with investments in Underlying ETFs. The summary is not intended to be exhaustive.

There can be no assurance that the investment objective(s) of any of Underlying ETFs will be achieved. Each Underlying ETF’s investments (both equity and fixed-income) may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

An investment in Underlying ETFs is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The US government does not guarantee the market value or the current yield of government securities. Each Underlying ETF’s net asset value, yield (if applicable) and total return will fluctuate and are not guaranteed by the US government.

Equity-Related Risks

The following risks relate to investments in equity securities, including common stocks, securities convertible into common stocks, options and warrants. TargETFund 2045, TargETFund 2035 and TargETFund 2025 will initially invest most or all of their respective assets in Underlying ETFs investing primarily in equity securities. TargETFund 2015 and TargETFund Core will invest a substantial portion of their assets in Underlying ETFs investing primarily in equity securities.

Securities of Large-Capitalization Companies—Certain Underlying ETFs invest a portion of their assets in the stocks of large-capitalization companies. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline. This could adversely affect these Underlying ETF’s performance.

Securities of Small-Capitalization Companies—Certain Underlying ETFs invest in the stocks of small-capitalization companies. Investments in such companies typically involve greater risks than investments in larger-capitalization companies. Small-capitalization companies, as a whole, may have shorter operating histories, less experienced management and limited product lines, markets and financial or managerial resources. In addition, such companies may be thinly traded and therefore subject to greater price volatility. Also, such companies may be more vulnerable than larger-capitalization companies to adverse business or economic developments.

Securities of Mid-Capitalization Companies—Certain Underlying ETFs invest a portion of their assets in the stocks of mid-capitalization companies. These companies, to certain degrees, are subject to the risks associated with investments in large-capitalization companies and small-capitalization companies, each as described above.

Sector Volatility—Certain Underlying ETFs may invest more heavily in certain industries or sectors believed by the Manager to offer good investment opportunities. If any of these industries or sectors fall out of favor, performance may be negatively affected.

Non-Diversification—Certain Underlying ETFs are classified as non-diversified. This means that such an Underlying ETF may invest most of its assets in securities issued by or representing a small number of companies. As a result, such an Underlying ETF may be more susceptible to risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Illiquid Securities and Derivatives—Certain Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives,

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such as stock index futures. These investments involve higher risk and subject such Underlying ETFs to higher price volatility.

Foreign Securities—Certain Underlying ETFs may invest in securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Emerging Markets Securities—Certain Underlying ETFs may invest in securities of issuers located in emerging countries. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many US companies.

Real Estate-Related Risks

Risks of Real Estate Investments and REITs—Certain Underlying ETFs may invest in securities issued by real estate companies (including REITs) and these may be subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other capital; overbuilding; lack of completion of developments or delays in completion; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws or other government regulations; costs resulting from the clean-up of, and legal liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; limitations on, or unavailability of, insurance on favorable economic terms; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; tenant bankruptcies and other credit problems; changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy; uninsured damages, including those arising from floods, earthquakes or other natural disasters or from acts of war or terrorism; changes in interest rates; and legal, cultural or technological developments.

These risks, including the perception that these risks may materialize, could contribute to a decline in dividends received and paid by an Underlying ETF and a decline in the value of its investments and, consequently, its share price. To the extent investments are concentrated in particular geographical regions or types of real estate companies, it may be subject to certain of these risks to a greater degree.

The above factors may also adversely affect a borrower’s or a lessee’s ability or willingness to meet its obligations to the real estate company. In the event of a default by a borrower or lessee, the real estate company may suffer losses, experience delays in enforcing its rights as a mortgagee or lessor and incur substantial costs associated with protecting its investments.

Equity REITs (those REITs that invest a majority of their assets in real property and derive their income primarily from rents) may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs (those REITs that invest a majority of their assets in real estate mortgages and derive their income primarily from interest payments) may be affected by the quality of any credit extended, interest rates and refinancings. Further, REITs are dependent upon management skills and generally may not be diversified. As a result, performance of any REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. REITs are also subject to heavy cash flow dependency. REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the 1940

34

Act. Any such failure by a REIT could adversely affect the value of an investment in an Underlying ETF that invests in REITs.

REITs have ongoing operating fees and expenses, which may include management, advisory and administration fees or expenses. These fees and expenses are borne by REIT shareholders, including an Underlying ETF, and indirectly, the Funds.

Interest Rate Risk—Because investors generally look to real estate companies for a stream of income, the prices of real estate company shares may be more sensitive to changes in interest rates than are other equity securities.

Fixed-Income-Related Risks

The following risks relate to investments in fixed-income securities in which certain of Underlying ETFs may invest, including bonds, notes and mortgage-backed securities.

Credit risk—A fixed-income security may deteriorate in quality to such an extent that its rating is downgraded or its market value declines. Credit risk also includes the risk that an issuer of fixed-income securities would not be able to make or timely make interest and principal payments. If an Underlying ETF holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Ratings by Moody’s and S&P are generally accepted measures of credit risk. However, these ratings have limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future condition. Frequently there is a lag between the time the rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Market risk—Fixed-income securities in which the relevant Underlying ETFs invest are traded principally by dealers in the over-the-counter market. Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. Adverse market conditions could reduce the number of ready buyers.

Interest-Rate Risk—Generally, as interest rates rise, the value of fixed-income securities will decline. This effect of interest rates is usually greater for longer-term securities. Longer-term securities generally tend to produce higher yields but are subject to greater market fluctuations as a result of changes in interest rates than fixed-income securities with shorter maturities.

Additionally, when interest rates are falling, the inflow of new money into each of these Underlying ETFs from their sale of shares will likely be invested in securities producing lower yields than the balance of the Underlying ETF’s assets, reducing the current yield of the Underlying ETF. In periods of rising interest rates, the opposite may be true. Certain of Underlying ETFs invest in securities issued by the US Government, which are considered among the safest of fixed-income investments. However, their market values, like those of other debt securities, will fluctuate with changes, real or anticipated, in the level of interest rates. The value of an Underlying ETF that invests in US Government securities will fluctuate accordingly, and its yield will vary based on the yield of its portfolio securities.

Illiquid Securities and Derivatives—Certain Underlying ETFs may invest in illiquid securities. Certain Underlying ETFs may invest in derivatives. These investments involve higher risk and subject these Underlying ETFs to higher price volatility.

Foreign Securities—Certain Underlying ETFs may invest in fixed-income securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

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Shareholder Information

The Funds offers six classes of shares. Only Class I shares are offered by this Prospectus. The Board of Directors of the Series believes that no conflict of interest currently exists among the Funds’ Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the 1940 Act and applicable state law, will seek to ensure that no such conflict arises.

Seligman (as well as the Funds’ distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Series’ Statement of Additional Information.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class’s net asset value (“NAV”) next calculated after Seligman Advisors accepts your request. However, in some cases, each Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of each Fund. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions “Important Policies That May Affect Your Account” and “Frequent Trading of Fund Shares.” Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

NAV: Computed separately for each Class by dividing that Class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange (“NYSE”), the order will be executed at the Class’s NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class’s per share NAV.

The NAV of each Fund’s shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because certain or all of the Funds may invest in Underlying ETFs holding portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when Underlying ETFs do not price their shares, the value of a Fund’s portfolio securities (i.e., Underlying ETFs that invest in securities that are primarily listed on foreign exchanges) may change on days when you may not be able to buy or sell Fund shares.

Underlying ETFs and other securities owned by each Fund are valued at current market prices. If Seligman concludes that the most recently reported (or closing) price of a security held by a Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value the security at its fair value as determined in accordance with policies and procedures approved by the Series’ Board of Directors. The value of a security held by a Fund could be so determined in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intraday trading halts or extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset

36

value or the price that may be realized upon the actual sale of the security.

How to Buy Fund Shares

Class I shares are not subject to any initial or contingent deferred sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by (i) a “qualified tuition program” (within the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors, (ii) certain qualified employee benefit plans offered to employees of Seligman and its affiliates and SDC, (iii) any qualified or non-qualified employee benefit plan or arrangement (“Benefit Plan”) with over $200 million in assets that is approved by Seligman Advisors, (iv) with respect to a specific Seligman fund in the Seligman Group of Funds, any Benefit Plan or other investor that makes an initial investment of $3,000,000 or more in Class I Shares of that Seligman fund and (v) any Benefit Plan with at least $25 million in assets purchasing Class I shares through a financial intermediary that has been authorized by Seligman Advisors to offer Class I shares pursuant to a written agreement. Each eligible investor is required to have a single account and trade electronically with SDC either through the electronic trading platform operated by the National Securities Clearing Corporation (NSCC) or other electronic means acceptable to SDC. Benefit Plans that have the same sponsor (or sponsors affiliated with one another) (“Affiliated Benefit Plans”) may aggregate their investments for determining eligibility to invest in Class I shares. However, any Benefit Plan not otherwise eligible on its own to invest in Class I shares must place orders for shares of a Seligman fund through a single account maintained for the benefit of its Affiliated Benefit Plans.

To make your initial investment in the Funds, an account must be established with SDC.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund’s current prospectus to determine if it offers Class I shares. Exchanges will be made at each fund’s respective NAV. Exchanges generally must be requested in writing and received by Seligman Advisors by 4:00 p.m. Eastern time to receive that day’s NAV.

How to Sell Shares

Generally, institutional shareholders must send written instructions to SDC to sell Fund shares. SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Funds do not charge any fees or expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require additional documents to sell Fund shares. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

■	Refuse any request to buy Fund shares;

■	Reject any request received by telephone;

■	Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals);

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■	Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering; or

■	Close your account if your account remains below $250,000 for a period of at least six months.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of Fund shares. In this regard, the Board of Directors of the Series has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund’s portfolio. If any Fund, Seligman Advisors (the Funds’ distributor) or SDC (the Funds’ shareholder servicing agent) (referred to collectively below as the “Seligman Parties”) determine that you have exchanged more than twice from a Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Parties may under certain circumstances also refuse initial or additional purchases of a Fund’s shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program). In addition, the Seligman Parties may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above. Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Parties as engaging in trading activity in excess of the guidelines noted above. The Funds’ policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Parties to prevent excessive trading, there is no guarantee that the Seligman Parties will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Parties to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Parties will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Parties may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Parties are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund’s portfolio,

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hinder such Fund’s ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Dividends and Capital Gain Distributions

Each Fund generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Fund may sell Underlying ETFs, US Government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each Underlying ETF, US Government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions, and changes in Seligman Time Horizon Matrix, each Fund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Fund may not fully utilize capital losses (to offset capital gains) from the sale of Underlying ETFs at a loss. In addition, Underlying ETFs may distribute capital gains to the Funds.

Institutional shareholders such as tax-deferred retirement plans and qualified tuition programs generally will have dividend and capital gain distributions reinvested in additional Fund shares. Other institutional shareholders may elect to:

(1)	reinvest both dividends and capital gain distributions;

(2)	receive dividends in cash and reinvest capital gain distributions; or

(3)	receive both dividends and capital gain distributions in cash.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759 or, an authorized dealer or financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by means agreed on between SDC and each shareholder. Such distributions can be sent by check or by wire transfer, or, if you have current ACH bank information on file, directly deposited into a predesignated bank account, typically within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

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Dividend:

A payment by a mutual fund, usually derived from a Fund’s net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund’s portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates its NAV.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. To the extent a Fund receives certain tax benefits on dividends that it receives, these pass-through benefits may not be realized by an investor in the Fund. Tax-deferred retirement plans and qualified tuition programs are not taxed currently on dividends or capital gain distributions or on gains resulting from the sale or exchange of Fund shares.

You may be taxed at different rates on capital gains distributed by a Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder’s situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

Each of the Target Date Funds will automatically be combined with the TargETFund Core during their respective target years. The Manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of TargETFund Core at net asset value, with the shares of TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the Manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of Funds.

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The Seligman Mutual Funds

EQUITY

Specialty

Seligman Communications and Information Fund†

Seeks capital appreciation by investing in companies operating in the communications, information and related industries.

Seligman Emerging Markets Fund†

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company

Seligman Frontier Fund†

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund†

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund†

Seeks long-term capital appreciation by investing in common stocks equities of smaller companies, deemed to be “value” companies by the investment manager.

Medium Company

Seligman Capital Fund†

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

Large Company

Seligman Common Stock Fund†

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund†

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund†

Seeks long-term capital appreciation.

Seligman International Growth Fund†

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in international markets.

Seligman Large-Cap Value Fund†

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be “value” companies by the investment manager.

Balanced

Seligman Income and Growth Fund†

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate Securities

Seligman LaSalle Global Real Estate Fund†

Seeks total return through a combination of current income and long-term capital appreciation by investing in equity and equity-related securities

† Offers Class I shares.

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issued by global real estate companies, such as US real estate investment trusts (REITs) and similar entities outside the US.

Seligman LaSalle Monthly Dividend Real Estate Fund†

Seeks to produce a high level of current income with capital appreciation as a secondary objective by investing in equity and equity-related securities issued by real estate companies, such as real estate investment trusts (REITs).

FIXED-INCOME

Income

Seligman High-Yield Fund†

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

Seligman Core Fixed Income Fund†

(formerly, Seligman Investment Grade Fixed Income Fund)

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities.

Seligman U.S. Government Securities Fund

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

Municipal

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California	Louisiana	New Jersey
• High-Yield	Maryland	New York
• Quality	Massachusetts	North Carolina
Colorado	Michigan	Ohio
Florida	Minnesota	Oregon
Georgia	Missouri	Pennsylvania
South Carolina

* A small portion of income may be subject to state and local taxes.

Money Market

Seligman Cash Management Fund†

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Time Horizon/Harvester Series, Inc. offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

† Offers Class I shares.

42

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Time Horizon 10 Fund.

Seligman TargetHorizon ETF Portfolios, Inc. offers five asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2045†

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2045 approaches.

Seligman TargETFund 2035†

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2035 approaches.

Seligman TargETFund 2025†

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2025 approaches.

Seligman TargETFund 2015†

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2015 approaches.

Seligman TargETFund Core†

Seeks capital appreciation and preservation of capital with current income.

† Offers Class I shares.

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Financial Highlights

The table below is intended to help you understand the financial performance of the Class I shares of each of TargETFund 2025, TargETFund 2015 and TargETFund Core for the periods presented. TargETFund 2045 and TargETFund 2035 are newly organized so financial highlights are not yet available. Financial highlights in respect of TargETFund 2045 and TargETFund 2035 will be published in the Series’ Mid-Year Report dated March 31, 2007 and in the Series’ next available annual update of this Prospectus. Certain information reflects financial results for a single share of Class I shares that was held throughout the period shown. Per share amounts are calculated based on average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in the Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any fees or taxes investors may incur on distributions or on the redemption of shares, and are not annualized. The ratios of expenses and net investment income to average net assets do not reflect the expenses of Underlying ETFs in which the Funds invest. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Series’ financial statements, is included in the Series’ Annual Report, which is available upon request.

CLASS I
October 3, 2005* to September 30, 2006	TargETFund 2025		TargETFund 2015		TargETFund Core
Per Share Data:
Net asset value, beginning of period	$ 7.14		$ 7.14		$ 7.14
Income from investment operations:
Net investment income	0.05		0.11		0.20
Net realized and unrealized gain on investments	0.73		0.68		0.43
Total from investment operations	0.78		0.79		0.63
Less distributions:
Dividends from net investment income	(0.04)		(0.05)		(0.16)
Distributions from net realized capital gain	—		—		ø
Total distributions	(0.04)		(0.05)		(0.16)
Net asset value, end of period	$ 7.88		$ 7.88		$ 7.61
Total Return	11.05%		11.11%		9.03%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,209		$680		$660
Ratio of expenses to average net assets	0.61%	†	0.61%	†	0.61%	†
Ratio of net investment income to average net assets	0.71%	†	1.49%	†	2.71%	†
Portfolio turnover rate	16.54%		11.63%		21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.02%	†	1.02%	†	0.90%	†
Ratio of net investment income to average net assets	0.31%	†	1.08%	†	2.42%	†

*	Commencement of operations. Total return is calculated from the opening of business on October 3, 2005.
†	Annualized.
††	The Manager reimburses certain expenses of the Fund.
ø	A short-term gain of $0.004 was paid.

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Appendix A

Seligman Time Horizon Matrix Asset Classes

Seligman Time Horizon Matrix is the result of extensive ongoing proprietary research by the Manager that examines the historical performance of different asset classes over different time periods. The Manager compared the performance of these various asset classes over a number of one-, five-, 10- and 20-year holding periods from 1950 to 2006 to assess the relative volatility of the asset classes over time. The asset classes are listed below. In performing its research, the Manager selected certain unmanaged indices as approximations for the respective asset classes. The unmanaged indices (in which investors cannot directly invest) used in the research are identified next to their respective asset classes.

US Small-Company Stocks:  1979-2006: Russell 2000 Index; 1950-1978: Ibbotson Small Stock Index

US Medium-Company Stocks:  1979-2006: Russell Midcap Index; 1950-1978: Estimated as the midpoint between the total return for the Ibbotson Small Stock Index and the Standard & Poor’s 500 Composite Stock Index (“S&P 500”)

US Large-Company Stocks:  1950-2006: S&P 500

International Small-Company Stocks:  1990-2006: Citigroup Extended Markets Index World Ex. US; 1986-1989: NatWest Securities Ltd. (“NWSL”) Global Ex. U.S. Smaller Companies Index; 1970-1985: Estimated as the difference between the Morgan Stanley Capital International (“MSCI”) Europe Australasia and Far East (“EAFE”) Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

Emerging Markets:  1988-2006: MSCI Emerging Markets Free Index; 1985-1987: IFC Global Emerging Composite; 1970-1984: Estimated as the difference between the MSCI EAFE Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index

International Large-Company Stocks:  1970-2006: MSCI EAFE Index; 1950-1969: Estimated as the S&P 500

Investment Grade Fixed Income:  1973- 2006: Lehman Brothers Government/Credit Bond Index; 1969-1972: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

High-Yield Corporate Securities:  1989-2006: Citigroup High Yield Market Index; 1981-1988: Credit Suisse First Boston High Yield Index II; 1969-1980: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

US Corporate Bonds:  2004-2006: Citigroup BIG Credit-High Grade (10+ Y) AAA-AA Rated (LOC) Index; 1969-2003: Citigroup High Grade Corporate Index; 1950-1968: Ibbotson Long-Term Corporate Bonds Estimate.

US Government Bonds:  1973-2006: Lehman Brothers Government Bond Index; 1950-1972: Ibbotson Long-Term Government Bond Index. To the greatest extent possible, each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon, and whose returns did not reflect potential tax benefits, impaired negotiability, or special redemption or call privileges, was used.

Real Estate:  1972-2006: FTSE-NAREIT Equity REIT Index; 1950-1971: Estimated through regression analysis.

Cash Equivalents:  US 90-Day Treasury Bills.

Inflation:  1978-2006: Consumer Price Index for All Urban Consumers; 1950-1977: Consumer Price Index.

45

How to Contact Us

The Funds

Write	Corporate Communications/Investor Relations Department J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Account Services

Write	Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

For investments into an account	P.O. Box 9766 Providence, RI 02940-9766

For non-investment inquiries	P.O. Box 9759 Providence, RI 02940-9759

For matters requiring overnight delivery	101 Sabin St. Pawtucket, RI 02860

Phone	Non-Retirement Accounts Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Retirement Plan Services Toll-free (800) 445-1777

24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

You will have instant access to price, yield, account balance, most recent transaction, and other information.

SELIGMAN ADVISORS, INC.

an affiliate of

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

46

For More Information

The following information is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

The Statement of Additional Information (“SAI”) contains additional information about the Funds. The SAI is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (and are legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. As applicable in the Series’ Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during the relevant period. The Series’ SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

This Prospectus is intended for use in connection with certain tax-deferred investment programs and other investors.

Information about the Funds, including the Prospectus and SAI, can be viewed and copied at the SEC’s public reference room in Washington D.C. For information about the operation of the public reference room, call (202) 942-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the Edgar database on the SEC’s internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number:    811-21788